United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042
(Investment Company Act File Number)

FEDERATED HERMES INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: Six months ended 2024-06-30

Item 1.	Reports to Stockholders

Federated Hermes Fund for U.S. Government Securities II

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$39	0.78%

Key Fund Statistics

Net Assets	$76,506,728
Number of Investments	172
Portfolio Turnover	10%
Portfolio Turnover (excluding sales from dollar-roll transactions)	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.4%
U.S. Government Agency Securities	1.6%
Non-Agency Mortgage-Backed Securities	2.6%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.3%
Asset-Backed Securities	5.3%
U.S. Treasury Securities	15.8%
U.S. Government Agency Mortgage-Backed Securities	69.4%

Semi-Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916207

G00433-01-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Money Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.63%

Key Fund Statistics

Net Assets	$82,578,188
Number of Investments	88

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
70.1%
U.S. Government Agency Securities
15.5%
U.S. Treasury Securities
14.3%

Value	Value
U.S. Treasury Securities	14.3%
U.S. Government Agency Securities	15.5%
Repurchase Agreements	70.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	8.9%
91 - 180 Days	2.9%
31 - 90 Days	1.3%
8 - 30 Days	1.5%
1 - 7 Days	85.3%

Semi-Annual Shareholder Report

Federated Hermes Government Money Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916504

G00433-05-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$41	0.81%

Key Fund Statistics

Net Assets	$117,895,957
Number of Investments	468
Portfolio Turnover	17%

Fund Holdings

Top Index Classification (% of Net Assets)

Value	Value
Independent Energy	3.8%
Building Materials	3.9%
Consumer Cyclical Services	4.0%
Gaming	4.6%
Health Care	4.8%
Packaging	5.0%
Cable Satellite	5.8%
Automotive	6.2%
Midstream	6.3%
Insurance - P&C	8.3%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916306

G00433-02-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$53	1.06%

Key Fund Statistics

Net Assets	$117,895,957
Number of Investments	468
Portfolio Turnover	17%

Fund Holdings

Top Index Classification (% of Net Assets)

Value	Value
Independent Energy	3.8%
Building Materials	3.9%
Consumer Cyclical Services	4.0%
Gaming	4.6%
Health Care	4.8%
Packaging	5.0%
Cable Satellite	5.8%
Automotive	6.2%
Midstream	6.3%
Insurance - P&C	8.3%
Technology	12.2%

Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916843

G00433-02-B (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$80	1.54%

Key Fund Statistics

Net Assets	$122,227,991
Number of Investments	167
Portfolio Turnover	18%

Fund Holdings

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.1%
Utilities	1.4%
Consumer Staples	2.1%
Communication Services	2.6%
Real Estate	4.1%
Materials	4.6%
Financials	9.6%
Consumer Discretionary	12.2%
Industrials	14.6%
Information Technology	17.1%
Health Care	30.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916827

27619-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$93	1.79%

Key Fund Statistics

Net Assets	$122,227,991
Number of Investments	167
Portfolio Turnover	18%

Fund Holdings

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.1%
Utilities	1.4%
Consumer Staples	2.1%
Communication Services	2.6%
Real Estate	4.1%
Materials	4.6%
Financials	9.6%
Consumer Discretionary	12.2%
Industrials	14.6%
Information Technology	17.1%
Health Care	30.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916777

27619-B (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$49	0.95%

Key Fund Statistics

Net Assets	$181,978,551
Number of Investments	681
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Fixed Income Securities
47.5%
Domestic Equity Securities
39.7%
Cash Equivalents
3.9%
Project and Trade Finance Core Fund
2.7%
International Equity Securities
2.5%
Emerging Markets Core Fund
1.7%
Federated Hermes High Income Bond Fund II, Class P
1.6%
Bank Loan Core Fund
0.3%
Purchased Put Options
0.2%
Foreign Governments/Agencies
0.1%

Value	Value
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.2%
Bank Loan Core Fund	0.3%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Emerging Markets Core Fund	1.7%
International Equity Securities	2.5%
Project and Trade Finance Core Fund	2.7%
Cash Equivalents	3.9%
Domestic Equity Securities	39.7%
Domestic Fixed Income Securities	47.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Utilities	4.3%
Materials	4.5%
Consumer Discretionary	4.7%
Communication Services	4.8%
Energy	7.8%
Consumer Staples	8.1%
Information Technology	10.9%
Industrials	14.2%
Health Care	14.7%
Financials	22.0%

Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916108

G00433-03-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$62	1.20%

Key Fund Statistics

Net Assets	$181,978,551
Number of Investments	681
Portfolio Turnover	30%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.2%
Bank Loan Core Fund	0.3%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Emerging Markets Core Fund	1.7%
International Equity Securities	2.5%
Project and Trade Finance Core Fund	2.7%
Cash Equivalents	3.9%
Domestic Equity Securities	39.7%
Domestic Fixed Income Securities	47.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Utilities	4.3%
Materials	4.5%
Consumer Discretionary	4.7%
Communication Services	4.8%
Energy	7.8%
Consumer Staples	8.1%
Information Technology	10.9%
Industrials	14.2%
Health Care	14.7%
Financials	22.0%

Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916744

G00433-03-B (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$37	0.74%

Key Fund Statistics

Net Assets	$141,527,759
Number of Investments	383
Portfolio Turnover	10%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.9%
Repurchase Agreements	2.1%
Corporate Bonds	96.8%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916884

G02590-01-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$49	0.99%

Key Fund Statistics

Net Assets	$141,527,759
Number of Investments	383
Portfolio Turnover	10%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.9%
Repurchase Agreements	2.1%
Corporate Bonds	96.8%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916785

G02590-01-B (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—15.5%
$ 60,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.050%), 7/1/2024	$ 59,995
125,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.060%), 7/1/2024	125,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.080%), 7/1/2024	250,000
450,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.425% (SOFR +0.085%), 7/1/2024	449,991
325,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.090%), 7/1/2024	325,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.095%), 7/1/2024	250,000
600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.100%), 7/1/2024	600,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.445% (SOFR +0.105%), 7/1/2024	300,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.450% (SOFR +0.110%), 7/1/2024	300,000
50,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.460% (SOFR +0.120%), 7/1/2024	50,000
600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.130%), 7/1/2024	600,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.135%), 7/1/2024	100,000
125,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.495% (SOFR +0.155%), 7/1/2024	125,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.160%), 7/1/2024	200,000
550,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.505% (SOFR +0.165%), 7/1/2024	549,973
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.510% (SOFR +0.170%), 7/1/2024	100,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.515% (SOFR +0.175%), 7/1/2024	250,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.540% (SOFR +0.200%), 7/1/2024	150,000
2,000,000		Federal Home Loan Bank System Discount Notes, 4.600% - 5.270%, 7/31/2024 - 2/24/2025	1,959,357
425,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.020%), 7/1/2024	425,000
550,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.440% (SOFR +0.100%), 7/1/2024	550,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.445% (SOFR +0.105%), 7/1/2024	250,005
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.465% (SOFR +0.125%), 7/1/2024	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.495% (SOFR +0.155%), 7/1/2024	250,015
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.500% (SOFR +0.160%), 7/1/2024	400,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.540% (SOFR +0.200%), 7/1/2024	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.550% (SOFR +0.210%), 7/1/2024	250,000
3,550,000		Federal Home Loan Bank System, 5.050% - 5.510%, 10/11/2024 - 6/24/2025	3,549,996
		TOTAL GOVERNMENT AGENCIES	12,819,332
		U.S. TREASURIES—14.3%
	[2]	U.S. Treasury Bills—8.0%
200,000		United States Treasury Bill, 4.585%, 1/23/2025	194,753
300,000		United States Treasury Bill, 4.695%, 2/20/2025	290,845
450,000		United States Treasury Bill, 4.810%, 3/20/2025	434,247
800,000		United States Treasury Bill, 4.915%, 4/17/2025	768,326
1,000,000		United States Treasury Bill, 4.915%, 6/12/2025	952,761
400,000		United States Treasury Bill, 4.935%, 5/15/2025	382,563
500,000		United States Treasury Bill, 4.975%, 7/18/2024	498,825
500,000		United States Treasury Bill, 5.020%, 7/25/2024	498,327
250,000		United States Treasury Bill, 5.030%, 7/11/2024	249,651
300,000		United States Treasury Bill, 5.045%, 7/5/2024	299,832
400,000		United States Treasury Bill, 5.100%, 8/22/2024	397,053
800,000		United States Treasury Bill, 5.125%, 10/3/2024	789,294
350,000		United States Treasury Bill, 5.130%, 8/29/2024	347,057
400,000		United States Treasury Bill, 5.135%, 10/31/2024	393,039
100,000		United States Treasury Bill, 5.225%, 7/2/2024	99,986
		TOTAL	6,596,559
		U.S. Treasury Notes—6.3%
750,000	[1]	United States Treasury Floating Rate Notes, 5.342% (91-day T-Bill +0.037%), 7/2/2024	749,967
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 1,200,000	[1]	United States Treasury Floating Rate Notes, 5.430% (91-day T-Bill +0.125%), 7/2/2024	$ 1,199,588
250,000	[1]	United States Treasury Floating Rate Notes, 5.445% (91-day T-Bill +0.140%), 7/2/2024	249,934
850,000	[1]	United States Treasury Floating Rate Notes, 5.474% (91-day T-Bill +0.169%), 7/2/2024	850,079
750,000	[1]	United States Treasury Floating Rate Notes, 5.475% (91-day T-Bill +0.170%), 7/2/2024	749,435
1,050,000	[1]	United States Treasury Floating Rate Notes, 5.505% (91-day T-Bill +0.200%), 7/2/2024	1,050,077
400,000		United States Treasury Note, 0.250%, 6/30/2025	381,100
		TOTAL	5,230,180
		TOTAL U.S. TREASURIES	11,826,739
		REPURCHASE AGREEMENTS—70.1%
19,000,000		Interest in $250,000,000 joint repurchase agreement 5.34%, dated 6/28/2024 under which ABN Amro Bank NV will repurchase securities provided as collateral for $250,111,250 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2054 and the market value of those underlying securities was $256,108,810.	19,000,000
19,000,000		Interest in $1,307,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,307,580,526 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/16/2065 and the market value of those underlying securities was $1,334,305,133.	19,000,000
19,870,000		Interest in $3,000,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,001,332,500 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,061,359,837.	19,870,000
		TOTAL REPURCHASE AGREEMENTS	57,870,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[3]	82,516,071
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	62,117
		TOTAL NET ASSETS—100%	$82,578,188

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of June 30, 2024, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
2

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.024	0.044	0.011	0.000[2]	0.002	0.016
Net realized gain (loss)	0.000[2]	—	0.001	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.024	0.044	0.012	0.000[2]	0.002	0.016
Less Distributions:
Distributions from net investment income	(0.024)	(0.044)	(0.012)	(0.000)[2]	(0.002)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.40%	4.52%	1.16%	0.00%[4]	0.20%	1.64%
Ratios to Average Net Assets:
Net expenses[5]	0.63%[6]	0.63%	0.48%	0.07%	0.31%	0.63%
Net investment income	4.77%[6]	4.43%	1.14%	0.00%[4]	0.18%	1.66%
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.24%	0.66%	0.40%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,578	$80,914	$80,514	$81,245	$90,591	$80,054

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in repurchase agreements	$57,870,000
Investment in securities	24,646,071
Total investment in securities, at amortized cost and fair value	$82,516,071
Income receivable	176,204
Receivable for shares sold	11,270
Prepaid expenses	21,727
Total Assets	82,725,272
Liabilities:
Payable for shares redeemed	101,703
Payable to bank	238
Payable for investment adviser fee (Note 4)	845
Payable for administrative fee (Note 4)	523
Payable for legal fees	5,972
Payable for portfolio accounting fees	18,647
Payable for other service fees (Notes 2 and 4)	16,554
Accrued expenses (Note 4)	2,602
Total Liabilities	147,084
Net assets for 82,578,671 shares outstanding	$82,578,188
Net Assets Consist of:
Paid-in capital	$82,578,220
Total distributable earnings (loss)	(32)
Total Net Assets	$82,578,188
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$82,578,188 ÷ 82,578,671 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$2,137,795
Expenses:
Investment adviser fee (Note 4)	79,120
Administrative fee (Note 4)	31,324
Custodian fees	4,387
Transfer agent fees	2,286
Directors’/Trustees’ fees (Note 4)	706
Auditing fees	16,253
Legal fees	5,649
Portfolio accounting fees	30,949
Other service fees (Notes 2 and 4)	98,156
Printing and postage	12,664
Miscellaneous (Note 4)	2,253
TOTAL EXPENSES	283,747
Waiver of investment adviser fee (Note 4)	(33,324)
Net expenses	250,423
Net investment income	1,887,372
Net realized gain on investments	39
Change in net assets resulting from operations	$1,887,411
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,887,372	$3,527,941
Net realized gain (loss)	39	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,887,411	3,527,941
Distributions to Shareholders:
Service Shares	(1,887,471)	(3,528,028)
Share Transactions:
Proceeds from sale of shares	14,286,581	23,706,322
Net asset value of shares issued to shareholders in payment of distributions declared	1,887,470	3,527,943
Cost of shares redeemed	(14,510,000)	(26,834,067)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,664,051	400,198
Change in net assets	1,663,991	400,111
Net Assets:
Beginning of period	80,914,197	80,514,086
End of period	$82,578,188	$80,914,197
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Financial Statements and Additional Information
7

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $33,324 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$98,156
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	14,286,581	23,706,322
Shares issued to shareholders in payment of distributions declared	1,887,470	3,527,943
Shares redeemed	(14,510,000)	(26,834,067)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,664,051	400,198
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2024, the Adviser voluntarily waived $33,324 of its fee.
Semi-Annual Financial Statements and Additional Information
8

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective September 1, 2024, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
Semi-Annual Financial Statements and Additional Information
9

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
10

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information
11

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
12

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
13

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
14

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.7%
$ 200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 201,259
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	379,241
100,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	101,347
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	510,848
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	761,684
	TOTAL	1,954,379
	Airlines—0.1%
150,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	148,805
	Automotive—6.2%
75,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	76,831
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	535,361
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	22,013
100,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	85,957
625,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	532,186
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	532,514
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	178,659
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	298,231
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	261,420
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	192,783
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	362,434
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	198,553
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	206,133
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	269,304
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	221,641
425,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	420,483
400,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	414,896
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,334,959
575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	493,366
325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	315,206
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	178,392
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	181,365
	TOTAL	7,312,687
	Building Materials—3.9%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	22,386
275,000	Abc Supply Co., Inc., 144A, 4.000%, 1/15/2028	257,108
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	75,739
150,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	147,229
325,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	278,187
700,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	621,989
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	324,335
525,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	494,984
175,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	177,096
375,000	Miter Brands Acquistion Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	377,901
100,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	92,539
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	316,358
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	729,726
475,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	458,775
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 275,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	$ 275,246
	TOTAL	4,649,598
	Cable Satellite—5.8%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	102,151
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	189,969
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	177,275
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	780,090
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	701,795
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	250,440
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	140,643
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	275,115
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	193,832
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	73,029
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	75,656
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	292,307
225,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	156,417
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	21,320
275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	170,987
450,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	178,686
75,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	70,630
175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	142,987
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	135,637
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	256,482
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	188,024
650,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	617,943
625,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	568,006
300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	247,797
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	169,767
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	211,185
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	320,172
200,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	170,241
	TOTAL	6,878,583
	Chemicals—2.5%
150,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	126,418
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	145,987
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	155,954
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	200,993
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	275,976
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	165,811
600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	521,232
145,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	146,308
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	182,184
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	211,844
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	319,883
200,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	172,684
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	76,098
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	184,550
	TOTAL	2,885,922
	Construction Machinery—0.6%
300,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	271,027
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	152,422
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	$ 67,926
138,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	137,055
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	75,398
	TOTAL	703,828
	Consumer Cyclical Services—4.0%
125,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	125,438
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	372,451
800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	795,952
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	368,775
425,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	395,063
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	119,600
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	102,003
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	296,830
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	318,457
854,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	858,775
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	398,615
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	263,896
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	176,981
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	176,444
	TOTAL	4,769,280
	Consumer Products—1.8%
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	775,962
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	184,275
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	146,475
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	339,607
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	281,131
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	274,932
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	108,889
	TOTAL	2,111,271
	Diversified Manufacturing—1.5%
750,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	756,789
450,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	458,410
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	125,608
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	177,061
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	203,791
	TOTAL	1,721,659
	Finance Companies—2.3%
400,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	417,361
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	25,441
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	25,725
150,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	158,698
75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	71,672
375,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	342,733
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	100,038
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	176,204
100,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	90,793
225,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	196,264
400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	373,895
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	210,870
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	124,190
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	166,406
Semi-Annual Financial Statements and Additional Information
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	$ 268,713
	TOTAL	2,749,003
	Food & Beverage—1.6%
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	198,807
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	359,026
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	182,207
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	146,843
125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	125,319
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	193,107
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	98,535
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	139,453
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	450,927
	TOTAL	1,894,224
	Gaming—4.6%
125,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	110,429
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	265,195
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	90,700
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	51,115
150,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	150,834
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	68,812
100,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	99,319
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	201,333
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	484,981
225,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	229,969
125,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	129,254
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	298,810
500,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	466,149
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	616,866
325,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	333,783
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	171,683
150,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	144,924
225,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	217,865
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	341,420
75,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	74,686
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	447,396
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	223,009
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	24,682
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	46,270
150,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	155,641
	TOTAL	5,445,125
	Health Care—4.8%
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	166,306
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	204,788
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	523,858
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	52,561
300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	229,773
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	139,817
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	44,170
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	103,177
100,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	101,441
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	82,450
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 200,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	$ 216,254
200,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	200,354
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	294,604
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	203,179
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	87,978
250,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	253,142
225,000	Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	207,375
1,150,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,098,367
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,329
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	47,184
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	116,510
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	293,851
100,000	Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	100,020
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	253,959
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	49,725
475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	472,983
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	23,797
	TOTAL	5,615,952
	Health Insurance—0.5%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	238,904
375,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	354,958
	TOTAL	593,862
	Independent Energy—3.8%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	72,628
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,395
125,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	122,252
200,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	205,089
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	92,970
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	173,137
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	50,028
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	107,303
150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	160,830
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	236,043
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	460,695
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	120,326
425,000	Crownrock LP / Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	424,271
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	250,205
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	125,141
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	51,208
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	131,168
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	123,812
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	74,587
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	207,417
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	70,423
175,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	163,925
200,000	Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	206,950
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	149,458
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	124,027
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,839
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,113
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	115,069
Semi-Annual Financial Statements and Additional Information
5

Principal Amount		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	$ 48,335
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	206,936
	TOTAL	4,437,580
	Industrial - Other—1.7%
175,000	Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	180,294
350,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	352,115
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	23,337
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	791,647
625,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	642,294
	TOTAL	1,989,687
	Insurance - P&C—8.3%
325,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	325,475
150,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	138,520
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	187,339
425,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	429,694
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	74,045
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	275,922
650,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	605,582
200,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	197,878
950,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	928,726
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	257,474
400,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	401,911
325,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	329,031
1,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,050,720
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	225,682
600,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	615,514
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	402,326
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	811,766
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	313,141
475,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	510,545
675,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	683,238
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	69,556
900,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	915,204
	TOTAL	9,749,289
	Leisure—1.7%
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	148,267
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	51,861
125,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	131,064
375,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	371,000
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	52,019
150,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	148,247
25,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	24,633
125,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	123,692
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	201,805
525,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	496,426
250,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	254,707
	TOTAL	2,003,721
	Lodging—0.7%
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	86,622
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,937
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	99,568
Semi-Annual Financial Statements and Additional Information
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Lodging—continued
$ 175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	$ 168,070
175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	175,156
75,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	77,614
200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	186,588
		TOTAL	868,555
		Media Entertainment—3.2%
350,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	12,688
350,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	12,688
150,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	85,154
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	165,273
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	50,756
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	93,090
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	96,207
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	88,177
900,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	831,994
225,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	200,249
175,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	166,384
25,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,048
50,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	45,644
325,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	293,128
100,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	88,928
250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	151,311
175,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	155,046
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	248,821
125,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	110,502
100,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	57,284
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	210,371
175,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	162,920
325,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	317,243
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	136,132
		TOTAL	3,806,038
		Metals & Mining—0.7%
225,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	213,229
125,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	123,829
150,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	148,489
300,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	281,505
		TOTAL	767,052
		Midstream—6.3%
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	165,251
400,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	387,909
475,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	460,772
275,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	272,951
400,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	393,492
75,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	76,426
100,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	102,880
125,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	113,753
100,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	85,417
125,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	119,158
175,000		Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	169,962
375,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	338,242
125,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	130,519
Semi-Annual Financial Statements and Additional Information
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	$ 250,659
275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	270,990
125,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	126,289
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	70,835
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	304,093
65,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	65,056
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	75,805
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	379,296
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	76,647
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	91,856
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	96,695
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	101,439
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	266,460
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	266,524
175,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	175,416
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	251,077
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	445,740
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	157,745
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	73,511
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,586
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	571,829
75,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	72,684
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	193,071
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,532
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	151,238
	TOTAL	7,451,805
	Oil Field Services—2.1%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	198,264
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	703,374
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	179,527
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	177,674
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	119,392
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	77,759
125,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	127,246
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	99,021
163,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	163,596
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	426,249
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	226,898
	TOTAL	2,499,000
	Packaging—5.0%
522,108	ARD Finance S.A., Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	132,882
900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	762,633
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	124,782
275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	171,576
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	233,883
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	63,504
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	100,662
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	102,737
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	221,555
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,176,000
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	172,150
Semi-Annual Financial Statements and Additional Information
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 450,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	$ 450,843
75,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	68,660
194,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	193,808
325,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	324,842
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	200,482
175,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	174,164
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	95,259
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	99,856
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	103,085
275,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	269,737
625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	620,982
	TOTAL	5,864,082
	Paper—0.2%
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	135,148
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	22,375
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	122,296
	TOTAL	279,819
	Pharmaceuticals—1.3%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	62,522
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	36,401
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	129,176
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	140,659
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	39,147
775,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	669,549
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	404,614
	TOTAL	1,482,068
	Restaurant—1.6%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	204,459
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	880,940
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	141,600
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	125,545
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	73,177
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	345,239
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	72,160
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	71,488
	TOTAL	1,914,608
	Retailers—1.8%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	320,327
275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	254,489
325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	294,656
150,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	129,994
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	67,976
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	163,832
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	443,861
275,000	Sally Holdings / Sally Cap, Sr. Unsecd. Note, 6.750%, 3/1/2032	271,929
75,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	77,215
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	98,708
	TOTAL	2,122,987
	Supermarkets—0.5%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	382,645
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	74,188
Semi-Annual Financial Statements and Additional Information
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$ 150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	$ 150,838
	TOTAL	607,671
	Technology—12.2%
150,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	155,503
350,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	351,425
275,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	284,252
200,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	105,096
50,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	50,808
500,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	497,919
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	45,244
650,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	603,874
450,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	432,477
100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	101,987
475,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	461,223
550,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	521,078
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	233,637
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	411,353
75,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	71,815
550,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	544,895
150,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	153,870
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	89,772
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,116
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	304,177
200,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	178,804
125,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	127,026
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	458,371
1,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	1,040,105
1,025,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	944,619
250,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	270,414
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	259,886
250,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	235,663
350,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	320,204
25,000	Open Text Corp., 144A, 6.900%, 12/1/2027	25,967
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	254,815
75,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	67,694
275,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	242,262
227,500	Rackspace Finance LLC, 144A, 3.500%, 5/15/2028	98,109
200,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	203,443
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	523,679
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	71,645
125,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	134,734
456,125	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	520,676
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	183,788
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	195,986
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	65,425
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	201,569
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	739,032
125,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	126,179
325,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	294,887
275,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	252,663
350,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	354,634
Semi-Annual Financial Statements and Additional Information
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	$ 211,505
125,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	126,501
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	152,206
		TOTAL	14,327,012
		Transportation Services—0.3%
375,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	373,885
		Utility - Electric—2.5%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	285,275
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	66,315
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	176,917
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	23,217
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	23,348
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	168,437
191,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	86,024
225,000		NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	230,902
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	33,529
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	240,097
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	45,621
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	454,175
275,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	287,170
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	172,699
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	393,582
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	260,544
		TOTAL	2,947,852
		TOTAL CORPORATE BONDS (IDENTIFIED COST $120,019,253)	112,926,889
		REPURCHASE AGREEMENT—2.8%
3,365,000		Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,211,277,770. (IDENTIFIED COST $3,365,000)	3,365,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $123,384,253)[3]	116,291,889
		OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	1,604,068
		TOTAL NET ASSETS—100%	$117,895,957

1	Issuer in default.
2	Non-income-producing security.
3	The cost of investments for federal tax purposes amounts to $123,431,350.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
11

At June 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.66	$5.34	$6.39	$6.41	$6.53	$6.07
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.30	0.29	0.28	0.30	0.33
Net realized and unrealized gain (loss)	(0.05)	0.34	(1.02)	0.02	(0.05)	0.53
Total From Investment Operations	0.11	0.64	(0.73)	0.30	0.25	0.86
Less Distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.32)	(0.32)	(0.37)	(0.40)
Net Asset Value, End of Period	$5.45	$5.66	$5.34	$6.39	$6.41	$6.53
Total Return[2]	1.97%	12.71%	(11.78)%	4.85%	5.59%	14.54%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	5.67%[4]	5.69%	5.15%	4.42%	4.95%	5.26%
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.05%	0.04%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,026	$72,987	$68,740	$103,152	$109,888	$109,538
Portfolio turnover[6]	17%	16%	13%	39%	36%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.63	$5.31	$6.35	$6.38	$6.49	$6.04
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.29	0.27	0.26	0.28	0.31
Net realized and unrealized gain (loss)	(0.06)	0.34	(1.00)	0.01	(0.03)	0.52
Total From Investment Operations	0.09	0.63	(0.73)	0.27	0.25	0.83
Less Distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.31)	(0.30)	(0.36)	(0.38)
Net Asset Value, End of Period	$5.42	$5.63	$5.31	$6.35	$6.38	$6.49
Total Return[2]	1.72%	12.47%	(11.92)%	4.44%	5.46%	14.13%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	5.42%[4]	5.44%	4.92%	4.16%	4.70%	4.99%
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.05%	0.04%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,870	$50,747	$47,172	$57,578	$50,322	$58,591
Portfolio turnover[6]	17%	16%	13%	39%	36%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $123,384,253)	$116,291,889
Cash	745
Income receivable	1,982,911
Receivable for investments sold	122,869
Receivable for shares sold	157,551
Total Assets	118,555,965
Liabilities:
Payable for investments purchased	439,906
Payable for shares redeemed	181,242
Payable for investment adviser fee (Note 5)	5,270
Payable for administrative fee (Note 5)	749
Payable for distribution services fee (Note 5)	10,191
Accrued expenses (Note 5)	22,650
Total Liabilities	660,008
Net assets for 21,683,116 shares outstanding	$117,895,957
Net Assets Consist of:
Paid-in capital	$143,398,234
Total distributable earnings (loss)	(25,502,277)
Total Net Assets	$117,895,957
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$68,025,711 ÷ 12,485,259 shares outstanding, no par value, unlimited shares authorized	$5.45
Service Shares:
$49,870,246 ÷ 9,197,857 shares outstanding, no par value, unlimited shares authorized	$5.42
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$3,858,548
Dividends	58,855
TOTAL INCOME	3,917,403
Expenses:
Investment adviser fee (Note 5)	362,272
Administrative fee (Note 5)	50,230
Custodian fees	5,542
Transfer agent fees	7,321
Directors’/Trustees’ fees (Note 5)	793
Auditing fees	17,403
Legal fees	5,650
Portfolio accounting fees	48,370
Distribution services fee (Note 5)	62,168
Printing and postage	15,637
Miscellaneous (Note 5)	10,648
TOTAL EXPENSES	586,034
Waiver of investment adviser fee (Note 5)	(31,840)
Net expenses	554,194
Net investment income	3,363,209
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(2,747,857)
Net change in unrealized depreciation of investments	1,486,583
Net realized and unrealized gain (loss) on investments	(1,261,274)
Change in net assets resulting from operations	$2,101,935
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,363,209	$6,615,838
Net realized gain (loss)	(2,747,857)	(3,294,561)
Net change in unrealized appreciation/depreciation	1,486,583	10,827,457
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,101,935	14,148,734
Distributions to Shareholders:
Primary Shares	(4,067,938)	(4,093,344)
Service Shares	(2,683,396)	(2,681,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,751,334)	(6,774,409)
Share Transactions:
Proceeds from sale of shares	10,689,735	18,445,601
Net asset value of shares issued to shareholders in payment of distributions declared	6,751,330	6,774,404
Cost of shares redeemed	(18,629,944)	(24,771,499)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,188,879)	448,506
Change in net assets	(5,838,278)	7,822,831
Net Assets:
Beginning of period	123,734,235	115,911,404
End of period	$117,895,957	$123,734,235
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
18

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $31,840 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class P Shares and Class S Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended June 30, 2024, the Fund’s Class P Shares and Class S Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,435,729	$7,899,113	2,494,006	$13,279,685
Shares issued to shareholders in payment of distributions declared	757,530	4,067,938	804,193	4,093,344
Shares redeemed	(2,593,716)	(14,108,169)	(3,280,638)	(17,518,397)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(400,457)	$(2,141,118)	17,561	$(145,368)
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	510,413	$2,790,622	965,254	$5,165,916
Shares issued to shareholders in payment of distributions declared	501,569	2,683,392	528,809	2,681,060
Shares redeemed	(824,993)	(4,521,775)	(1,365,031)	(7,253,102)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	186,989	$952,239	129,032	$593,874
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(213,468)	$(1,188,879)	146,593	$448,506
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $123,431,350. The net unrealized depreciation of investments for federal tax purposes was $7,139,461. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,098,672 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,238,133.
As of December 31, 2023, the Fund had a capital loss carryforward of $18,720,744 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information
20

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$197,407	$18,523,337	$18,720,744
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2024, the Adviser voluntarily waived $31,840 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$62,168
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
21

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$19,740,052
Sales	$22,320,501
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
24

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
25

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as:
Semi-Annual Financial Statements and Additional Information
26

portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.4%
		Communication Services—2.6%
4,047	[1]	Alphabet, Inc., Class A	$ 737,161
850		Meta Platforms, Inc.	428,587
10,575	[1]	Pinterest, Inc.	466,040
1,244	[1]	Spotify Technology SA	390,355
31,550		Universal Music Group	935,247
12,346	[1]	WEBTOON Entertainment, Inc.	281,859
		TOTAL	3,239,249
		Consumer Discretionary—12.0%
3,700	[1]	Airbnb, Inc.	561,031
1,856	[1]	Alibaba Group Holding Ltd., ADR	133,632
9,185	[1]	Amazon.com, Inc.	1,775,001
11,181	[1,2]	Birkenstock Holding Ltd.	608,358
22,000	[1]	Chipotle Mexican Grill, Inc.	1,378,300
6,900	[1]	DoorDash, Inc.	750,582
18,506	[1]	DraftKings, Inc.	706,374
1,250	[1]	Duolingo, Inc.	260,837
6,200	[1]	Dutch Bros, Inc.	256,680
4,500	[1]	Floor & Decor Holdings, Inc.	447,345
861	[1]	Lululemon Athletica, Inc.	257,181
420	[1]	Mercadolibre, Inc.	690,228
6,930		Moncler S.p.A	424,400
8,600	[1]	On Holding AG	333,680
2,500	[1]	Planet Fitness, Inc.	183,975
43,800	[1]	Sportradar Group AG	489,684
5,840		TJX Cos., Inc.	642,984
17,000	[1]	Viking Holdings Ltd.	576,980
10,010		Wingstop, Inc.	4,230,827
		TOTAL	14,708,079
		Consumer Staples—2.1%
1,505		Costco Wholesale Corp.	1,279,235
5,010	[1]	Maplebear, Inc.	161,021
11,160		Philip Morris International, Inc.	1,130,843
		TOTAL	2,571,099
		Energy—1.1%
59,100		New Fortress Energy, Inc.	1,299,018
		Financials—9.6%
18,055		Apollo Global Management, Inc.	2,131,754
1,375		BlackRock, Inc.	1,082,565
167,200	[1]	Blue Owl Capital, Inc.	2,967,800
5,699		FinecoBank Banca Fineco SPA	84,926
17,330		Hamilton Lane, Inc.	2,141,641
11,200		London Stock Exchange Group PLC	1,327,612
865		MSCI, Inc., Class A	416,714
2,360		S&P Global, Inc.	1,052,560
19,052	[1]	Toast, Inc.	490,970
		TOTAL	11,696,542
		Health Care—29.2%
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
2,200	[1]	Alnylam Pharmaceuticals, Inc.	534,600
Semi-Annual Financial Statements and Additional Information
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
15,300	[1]	Amphastar Pharmaceuticals, Inc.	$ 612,000
60,160	[1]	Arcturus Therapeutics Holdings, Inc.	1,464,896
11,930	[1]	Argenx SE	5,157,098
1,800		AstraZeneca PLC	280,613
161,911	[1]	AstraZeneca PLC, Rights	89,051
196,600	[1]	aTyr Pharma, Inc.	306,696
8,375	[1]	Boston Scientific Corp.	644,959
7,369	[1]	Century Therapeutics, Inc.	18,791
56,475	[1,3]	Contra Akouos, Inc., Rights	44,615
4,606	[1]	CRISPR Therapeutics AG	248,770
7,335		Danaher Corp.	1,832,650
16,198	[1]	Dexcom, Inc.	1,836,529
77,100	[1]	Dynavax Technologies Corp.	865,833
13,330	[1]	Dyne Therapeutics, Inc.	470,416
9,135	[1]	EDAP TMS S.A., ADR	49,694
980		Eli Lilly & Co.	887,272
11,700	[1]	Guardant Health, Inc.	337,896
60,400	[1]	IDEAYA Biosciences, Inc.	2,120,644
614	[1]	IDEXX Laboratories, Inc.	299,141
4,687	[1]	Inspire Medical Systems, Inc.	627,261
3,450	[1]	Insulet Corp.	696,210
29,340	[1]	Intellia Therapeutics, Inc.	656,629
2,850	[1]	Intuitive Surgical, Inc.	1,267,822
19,345	[1]	Legend Biotech Corp., ADR	856,790
21,700	[1]	Merus NV	1,283,989
17,225	[1]	Minerva Neurosciences, Inc.	54,948
4,050	[1]	Minerva Neurosciences, Inc.	12,920
13,900	[1,2]	Moonlake Immunotherapeutics	611,183
8,365	[1]	Natera, Inc.	905,846
5,970		Novo Nordisk A/S	852,851
35,326	[1]	Regulus Therapeutics, Inc.	63,057
15,752	[1]	Regulus Therapeutics, Inc.	28,117
122,076	[1]	Regulus Therapeutics, Inc.	217,906
4,000	[1]	Repligen Corp.	504,240
97,414	[1]	Rezolute, Inc.	418,880
20,780	[1]	Rhythm Pharmaceuticals, Inc.	853,227
4,307	[1,3]	Sail Biomedicines, Inc.	103,606
4,970	[1]	Sarepta Therapeutics, Inc.	785,260
31,700	[1]	Scynexis, Inc.	63,400
29,906	[1]	Structure Therapeutics, Inc., ADR	1,174,409
1,842		Stryker Corp.	626,740
7,355	[1]	Summit Therapeutics, Inc.	57,369
6,250	[1]	Syndax Pharmaceuticals, Inc.	128,313
12,300	[1]	Tela Bio, Inc.	57,810
5,913	[1]	Tempus AI, Inc.	206,955
24,625	[1]	Ultragenyx Pharmaceutical, Inc.	1,012,087
2,090	[1]	Vaxcyte, Inc.	157,816
5,370	[1]	Veeva Systems, Inc.	982,764
2,500	[1]	Vericel Corp.	114,700
28,600	[1]	Verona Pharma PLC, ADR	413,556
11,550	[1]	Verve Therapeutics, Inc.	56,364
9,555	[1]	Xenon Pharmaceuticals, Inc.	372,549
Semi-Annual Financial Statements and Additional Information
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,475	[1]	Zealand Pharma AS	$ 187,757
7,960	[1]	Zealand Pharma AS	1,013,250
		TOTAL	35,654,950
		Industrials—14.6%
612	[1]	Axon Enterprise, Inc.	180,075
2,400		Comfort Systems USA, Inc.	729,888
2,300	[1]	Copart, Inc.	124,568
7,170		Eaton Corp. PLC	2,248,154
2,005	[1]	GE Veronna, Inc.	343,878
8,085		General Electric Co.	1,285,272
4,975	[1]	GXO Logistics, Inc.	251,238
9,178		HEICO Corp.	2,052,293
9,800	[1]	Loar Holdings, Inc.	523,418
3,980	[1]	NEXTracker, Inc.	186,582
10,850		Quanta Services, Inc.	2,756,876
6,680		Trane Technologies PLC	2,197,252
11,878	[1]	Uber Technologies, Inc.	863,293
16,125	[1]	Veralto Corp.	1,539,454
9,400		Vertiv Holdings Co.	813,758
11,140		Wabtec Corp.	1,760,677
		TOTAL	17,856,676
		Information Technology—17.1%
825	[1]	Adobe, Inc.	458,320
4,600	[1]	Advanced Micro Devices, Inc.	746,166
5,639	[1]	Crowdstrike Holdings, Inc.	2,160,808
1,800	[1]	Cyber Ark Software Ltd.	492,156
7,800	[1]	Datadog, Inc.	1,011,582
13,400	[1]	DoubleVerify Holdings, Inc.	260,898
8,000	[1]	Elastic N.V.	911,280
589	[1]	HubSpot, Inc.	347,386
29,200	[1]	Klaviyo, Inc.	726,788
2,748		Microsoft Corp.	1,228,219
1,980		Motorola Solutions, Inc.	764,379
10,750		NVIDIA Corp.	1,328,055
3,800	[1]	Palo Alto Networks, Inc.	1,288,238
3,047	[1]	Procore Technologies, Inc.	202,046
5,600	[1]	Q2 Holdings, Inc.	337,848
51,226	[1]	QXO, Inc.	1,024,520
3,340	[1]	Salesforce, Inc.	858,714
3,354	[1]	ServiceNow, Inc.	2,638,491
18,657	[1]	Shopify, Inc.	1,232,295
5,320	[1]	Smartsheet, Inc.	234,506
1,250	[1]	SPS Commerce, Inc.	235,200
3,685		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	640,490
2,215	[1]	Tyler Technologies, Inc.	1,113,658
605	[1]	Vertex, Inc.	21,810
2,660	[1]	Workday, Inc.	594,670
		TOTAL	20,858,523
		Materials—4.6%
17,300		Agnico Eagle Mines Ltd.	1,131,420
14,100	[1]	ATI, Inc.	781,845
22,300		Barrick Gold Corp.	371,964
Semi-Annual Financial Statements and Additional Information
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
2,090		Eagle Materials, Inc.	$ 454,491
1,360		Martin Marietta Materials	736,848
15,000		Newmont Corp.	628,050
5,200		Sherwin-Williams Co.	1,551,836
		TOTAL	5,656,454
		Real Estate—4.1%
12,456		Americold Realty Trust, Inc.	318,126
27,500	[1]	CoStar Group, Inc.	2,038,850
6,200		Gaming and Leisure Properties, Inc.	280,302
16,800		Healthpeak Properties, Inc.	329,280
5,000		ProLogis, Inc.	561,550
4,986		Ryman Hospitality Properties, Inc.	497,902
35,145		VICI Properties, Inc.	1,006,553
		TOTAL	5,032,563
		Utilities—1.4%
5,000		American Electric Power Co., Inc.	438,700
6,200		Duke Energy Corp.	621,426
8,677		NextEra Energy, Inc.	614,418
		TOTAL	1,674,544
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,379,836)	120,247,697
		PREFERRED STOCKS—0.6%
		Health Care—0.6%
53,840	[3]	CeQur S.A.	244,867
32,229		Regulus Therapeutics, Inc.	57,529
1,382		Regulus Therapeutics, Inc.	246,687
880		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	157,080
39,764		Zenas Series C	68,446
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $742,670)	774,609
		CORPORATE BONDS—0.2%
		Consumer Discretionary—0.2%
$ 200,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	199,250
		Health Care—0.0%
25,200	[3]	CeQur S.A., Conv. Bond, 0.000%, 7/19/2024	28,048
		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,116)	227,298
		WARRANTS—0.4%
		Health Care—0.4%
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	16,747
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	6,020
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	7,854
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	193,294
25,100	[1]	Rezolute, Inc., Warrants Expiration Date 6/24/2099	107,930
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	106,000
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	864
		TOTAL WARRANTS (IDENTIFIED COST $663,878)	438,709
		INVESTMENT COMPANY—0.5%
636,999		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[4] (IDENTIFIED COST $636,999)	636,999
Semi-Annual Financial Statements and Additional Information
4

Shares or Principal Amount		Value
	REPURCHASE AGREEMENT—0.9%
$1,100,000
Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
5/20/2052 and the market value of those underlying securities was $1,211,277,770.
(IDENTIFIED COST $1,100,000)
		$ 1,100,000
	TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $71,751,499)[5]	123,425,312
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(1,197,321)
	TOTAL NET ASSETS—100%	$122,227,991
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended June 30, 2024, were as follows:
Affiliated	Value as of 12/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 6/30/2024	Shares Held as of 6/30/2024	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.**	$1,799,835	$—	$(721,785)	$(888,972)	$422,922	$612,000	15,300	$—
Arcturus Therapeutics Holdings, Inc.	$1,969,868	$—	$(73,292)	$(382,224)	$(49,456)	$1,464,896	60,160	$—
aTyr Pharma, Inc.	$170,046	$134,520	$—	$2,130	$—	$306,696	196,600	$—
Dynavax Technologies Corp.	$1,955,802	$—	$(806,706)	$(777,287)	$494,024	$865,833	77,100	$—
IDEAYA Biosciences, Inc.	$1,586,868	$667,018	$(85,716)	$(60,936)	$13,410	$2,120,644	60,400	$—
Merus NV**	$992,365	$153,700	$(628,033)	$491,089	$274,868	$1,283,989	21,700	$—
Minerva Neurosciences, Inc.	$105,934	$—	$—	$(50,986)	$—	$54,948	17,225	$—
Minerva Neurosciences, Inc.	$24,908	$—	$—	$(11,988)	$—	$12,920	4,050	$—
Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$32,287	$—	$—	$(15,540)	$—	$16,747	5,250	$—
Regulus Therapeutics, Inc.	$41,253	$—	$—	$16,276	$—	$57,529	32,229	$—
Regulus Therapeutics, Inc.	$45,217	$—	$—	$17,840	$—	$63,057	35,326	$—
Regulus Therapeutics, Inc.	$176,896	$—	$—	$69,791	$—	$246,687	1,382	$—
Regulus Therapeutics, Inc.	$20,163	$—	$—	$7,954	$—	$28,117	15,752	$—
Regulus Therapeutics, Inc.	$—	$195,322	$—	$22,584	$—	$217,906	122,076	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$140,800	$—	$16,280	$—	$157,080	880	$—
Rezolute, Inc.	$83,543	$52,960	$—	$282,377	$—	$418,880	97,414	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$397	$—	$—	$7,457	$—	$7,854	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$1,390	$—	$—	$4,630	$—	$6,020	1,400	$—
Rezolute, Inc., Warrants Expiration Date 6/24/2099	$—	$100,375	$—	$7,555	$—	$107,930	25,100	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$44,615	$—	$—	$148,679	$—	$193,294	44,952	$—
Scynexis, Inc.	$70,691	$—	$—	$(7,291)	$—	$63,400	31,700	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$118,190	$—	$—	$(12,190)	$—	$106,000	53,000	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$1,014	$—	$—	$(150)	$—	$864	644	$—
Affiliated Issuers no longer in the portfolio at period end	$1,556,168	$—	$(3,489,182)	$(861,001)	$2,794,015	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$10,797,450	$1,444,695	$(5,804,714)	$(1,973,923)	$3,949,783	$8,413,291	925,336	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At June 30, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Financial Statements and Additional Information
5

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$4,686,013
Proceeds from Sales	$(4,049,014)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$636,999
Shares Held as of 6/30/2024	636,999
Dividend Income	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $71,738,401.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$100,198,606	$—	$274,426	$100,473,032
International	19,774,665	—	—	19,774,665
Preferred Stocks
Domestic	125,975	403,767	—	529,742
International	—	—	244,867	244,867
Debt Securities:
Corporate Bonds	—	199,250	28,048	227,298
Warrants	216,061	222,648	—	438,709
Repurchase Agreement	—	1,100,000	—	1,100,000
Investment Company	636,999	—	—	636,999
TOTAL SECURITIES	$120,952,306	$1,925,665	$547,341	$123,425,312

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.40	$15.10	$24.31	$25.46	$22.63	$18.55
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.02)	(0.08)	(0.24)	(0.22)	(0.10)
Net realized and unrealized gain (loss)	1.57	2.32	(6.87)	0.83	5.27	6.15
Total From Investment Operations	1.50	2.30	(6.95)	0.59	5.05	6.05
Less Distributions:
Distributions from net investment income	(0.16)	—	—	—	—	—
Distributions from net realized gain	(0.51)	—	(2.26)	(1.74)	(2.22)	(1.97)
Total Distributions	(0.67)	—	(2.26)	(1.74)	(2.22)	(1.97)
Net Asset Value, End of Period	$18.23	$17.40	$15.10	$24.31	$25.46	$22.63
Total Return[2]	8.65%	15.23%	(30.09)%	2.51%	28.79%	33.82%
Ratios to Average Net Assets:
Net expenses[3]	1.54%[4]	1.54%	1.54%	1.50%	1.50%	1.51%
Net investment loss	(0.82)%[4]	(0.15)%	(0.51)%	(0.99)%	(1.01)%	(0.49)%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.00%[6]	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,394	$33,266	$34,430	$55,366	$63,502	$57,988
Portfolio turnover[7]	18%	56%	41%	34%	45%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.78	$13.73	$22.40	$23.65	$21.27	$17.57
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.05)	(0.11)	(0.28)	(0.26)	(0.15)
Net realized and unrealized gain (loss)	1.42	2.10	(6.30)	0.77	4.86	5.82
Total From Investment Operations	1.33	2.05	(6.41)	0.49	4.60	5.67
Less Distributions:
Distributions from net investment income	(0.11)	—	—	—	—	—
Distributions from net realized gain	(0.51)	—	(2.26)	(1.74)	(2.22)	(1.97)
Total Distributions	(0.62)	—	(2.26)	(1.74)	(2.22)	(1.97)
Net Asset Value, End of Period	$16.49	$15.78	$13.73	$22.40	$23.65	$21.27
Total Return[2]	8.48%	14.93%	(30.26)%	2.26%	28.48%	33.52%
Ratios to Average Net Assets:
Net expenses[3]	1.79%[4]	1.79%	1.79%	1.75%	1.75%	1.76%
Net investment loss	(1.07)%[4]	(0.38)%	(0.73)%	(1.24)%	(1.26)%	(0.74)%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.00%[6]	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,834	$90,210	$108,981	$150,983	$169,061	$129,327
Portfolio turnover[7]	18%	56%	41%	34%	45%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $584,367 of securities loaned and $9,050,290 of investments in affiliated holdings* (identified cost $71,751,499, including $8,422,661 of identified cost in affiliated holdings)	$123,425,312
Cash	203
Income receivable	68,987
Receivable for investments sold	90,760
Receivable for shares sold	13,512
Total Assets	123,598,774
Liabilities:
Payable for investments purchased	581,338
Payable for shares redeemed	59,734
Payable for collateral due to broker for securities lending (Note 2)	636,999
Payable for investment adviser fee (Note 5)	13,014
Payable for administrative fee (Note 5)	780
Payable for auditing fees	18,952
Payable for portfolio accounting fees	11,522
Payable for distribution services fee (Note 5)	18,179
Accrued expenses (Note 5)	30,265
Total Liabilities	1,370,783
Net assets for 7,217,325 shares outstanding	$122,227,991
Net Assets Consist of:
Paid-in capital	$62,697,222
Total distributable earnings (loss)	59,530,769
Total Net Assets	$122,227,991
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$33,393,875 ÷ 1,831,426 shares outstanding, no par value, unlimited shares authorized	$18.23
Service Shares:
$88,834,116 ÷ 5,385,899 shares outstanding, no par value, unlimited shares authorized	$16.49

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $10,464)	$387,121
Interest	47,938
Net income on securities loaned (Note 2)	11,432
TOTAL INCOME	446,491
Expenses:
Investment adviser fee (Note 5)	798,620
Administrative fee (Note 5)	48,995
Custodian fees	15,179
Transfer agent fees	6,151
Directors’/Trustees’ fees (Note 5)	793
Auditing fees	18,952
Legal fees	7,780
Portfolio accounting fees	32,501
Distribution services fee (Note 5)	111,828
Printing and postage	21,288
Miscellaneous (Note 5)	13,730
TOTAL EXPENSES	1,075,817
Waiver of investment adviser fee (Note 5)	(14,839)
Net expenses	1,060,978
Net investment income (loss)	(614,487)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $4,019,045 on sales of investments in affiliated holdings*)	10,043,286
Net realized loss on foreign currency transactions	(715)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(1,112,922) on investments in affiliated holdings*)	762,060
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(56)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	10,804,575
Change in net assets resulting from operations	$10,190,088

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(614,487)	$(425,118)
Net realized gain (loss)	10,042,571	4,664,627
Net change in unrealized appreciation/depreciation	762,004	15,125,634
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,190,088	19,365,143
Distributions to Shareholders:
Primary Shares	(1,230,987)	—
Service Shares	(3,413,207)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,644,194)	—
Share Transactions:
Proceeds from sale of shares	1,656,342	9,539,789
Net asset value of shares issued to shareholders in payment of distributions declared	4,644,189	—
Cost of shares redeemed	(13,093,740)	(48,840,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,793,209)	(39,300,336)
Change in net assets	(1,247,315)	(19,935,193)
Net Assets:
Beginning of period	123,475,306	143,410,499
End of period	$122,227,991	$123,475,306
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $14,839 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$584,367	$636,999
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	29,850	$530,694	64,823	$1,054,395
Shares issued to shareholders in payment of distributions declared	68,085	1,230,985	—	—
Shares redeemed	(178,201)	(3,188,183)	(432,844)	(6,923,247)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(80,266)	$(1,426,504)	(368,021)	$(5,868,852)
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	69,428	$1,125,648	598,437	$8,485,394
Shares issued to shareholders in payment of distributions declared	208,504	3,413,204	—	—
Shares redeemed	(609,880)	(9,905,557)	(2,819,473)	(41,916,878)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(331,948)	$(5,366,705)	(2,221,036)	$(33,431,484)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(412,214)	$(6,793,209)	(2,589,057)	$(39,300,336)
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $71,738,401. The net unrealized appreciation of investments for federal tax purposes was $51,686,911. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $55,928,286 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,241,375.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2024, the Adviser voluntarily waived $14,839 of its fee.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2024, the Sub-Adviser earned a fee of $654,868.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$111,828
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2024, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2024, total annual fund operating expenses (as shown in the financial highlights,excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.54% and 1.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $120,485.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$22,208,437
Sales	$28,126,387
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
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on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
The Trustees have approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2024 meetings regarding the Fund and its performance, portfolio management team and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
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evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information
19

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board. The Board considered information regarding the historical performance of the Fund, the uniqueness of the Fund’s investment strategy, the substantial investment and research resources utilized in implementing this strategy and the views of the Advisers on the Fund’s relative performance, including with respect to other pooled investment vehicles.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes
Semi-Annual Financial Statements and Additional Information
20

from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
21

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO and Board noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
22

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—42.2%
		Communication Services—2.0%
30,666		AT&T, Inc.	$ 586,027
19,520		Comcast Corp., Class A	764,403
3,750		Electronic Arts, Inc.	522,487
1,800	[1]	Ibotta, Inc.	135,288
10,000	[1]	Integral Ad Science Holding Corp.	97,200
539	[1]	Iridium Communications, Inc.	14,348
487	[1]	Match Group, Inc.	14,795
1,695	[1]	Roku, Inc.	101,581
1,049	[1]	T-Mobile USA, Inc.	184,813
15,878		Verizon Communications, Inc.	654,809
5,833		Walt Disney Co.	579,159
2,881	[1]	Warner Bros. Discovery, Inc.	21,435
		TOTAL	3,676,345
		Consumer Discretionary—2.0%
1,104	[1]	Aptiv PLC	77,744
1,379		BorgWarner, Inc.	44,459
1,356	[1]	Carnival Corp.	25,384
2,251		Carter’s, Inc.	139,494
888	[1]	DoorDash, Inc.	96,597
2,885		eBay, Inc.	154,982
507	[1]	Etsy, Inc.	29,903
11,281		Ford Motor Co.	141,464
1,232		Gap (The), Inc.	29,432
5,241		Gentex Corp.	176,674
204		Hasbro, Inc.	11,934
773		Hilton Worldwide Holdings, Inc.	168,669
2,785		Las Vegas Sands Corp.	123,236
17		Lear Corp.	1,942
112		LKQ Corp.	4,658
423		Lowe’s Cos., Inc.	93,255
5,788	[1]	Mattel, Inc.	94,113
1,980		McDonald’s Corp.	504,583
3,530		MGM Resorts International	156,873
25,867		Newell Brands, Inc.	165,807
211	[1]	O’Reilly Automotive, Inc.	222,829
8,000	[1]	Portillo’s, Inc.	77,760
2,988		Pulte Group, Inc.	328,979
8,331	[1]	Rivian Automotive, Inc.	111,802
310		Ross Stores, Inc.	45,049
8,500	[1]	Savers Value Village, Inc.	104,040
1,534		Tapestry, Inc.	65,640
15		Thor Industries, Inc.	1,402
16,435		V.F. Corp.	221,872
697		Williams-Sonoma, Inc.	196,812
		TOTAL	3,617,388
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—3.4%
13,577		Altria Group, Inc.	$ 618,432
6,953		Archer-Daniels-Midland Co.	420,309
3,000	[1]	BBB Foods, Inc.	71,580
4,191		Bunge Global S.A.	447,473
2,766		Colgate-Palmolive Co.	268,413
225		Constellation Brands, Inc., Class A	57,888
786		General Mills, Inc.	49,722
3,417		Ingredion, Inc.	391,930
2,515		Kimberly-Clark Corp.	347,573
5,165	[1]	Maplebear, Inc.	166,003
2,701		Molson Coors Beverage Co., Class B	137,292
1,558		Mondelez International, Inc.	101,955
1,280	[1]	Oddity Tech Ltd.	50,253
1,706		PepsiCo, Inc.	281,371
1,606		Philip Morris International, Inc.	162,736
6,152		Procter & Gamble Co.	1,014,588
25		Seaboard Corp.	79,018
180	[1]	The Boston Beer Co., Inc., Class A	54,909
3,181		The Coca-Cola Co.	202,471
19,171		WalMart, Inc.	1,298,068
		TOTAL	6,221,984
		Energy—3.3%
3,026		Baker Hughes a GE Co. LLC	106,424
3,640		Chevron Corp.	569,369
6,841		ConocoPhillips	782,474
7,397		Devon Energy Corp.	350,618
1,023		Diamondback Energy, Inc.	204,794
14,384		Exxon Mobil Corp.	1,655,886
742		Hess Corp.	109,460
11,991		Kinder Morgan, Inc.	238,261
13,993		Marathon Oil Corp.	401,179
3,420		Marathon Petroleum Corp.	593,302
5,576		Schlumberger Ltd.	263,076
2,023		TechnipFMC PLC	52,901
3,000		TXO Energy Partners, LP	60,480
2,928		Valero Energy Corp.	458,993
3,265		Williams Cos., Inc.	138,763
		TOTAL	5,985,980
		Financials—9.3%
2,385		Affiliated Managers Group	372,609
889		American Express Co.	205,848
7,227		American International Group, Inc.	536,532
10,431		Annaly Capital Management, Inc.	198,815
5,586		Axis Capital Holdings Ltd.	394,651
23,918		Bank of America Corp.	951,219
9,040		Bank of New York Mellon Corp.	541,406
5,452	[1]	Berkshire Hathaway, Inc., Class B	2,217,874
258		BlackRock, Inc.	203,129
5,367	[1]	Brighthouse Financial, Inc.	232,606
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
770		Charles Schwab Corp.	$ 56,741
6,678		Citigroup, Inc.	423,786
6,169		Citizens Financial Group, Inc.	222,269
400		Comerica, Inc.	20,416
3,894		Discover Financial Services	509,374
3,359	[1]	Euronet Worldwide, Inc.	347,656
2,561		Fidelity National Information Services, Inc.	192,997
944	[1]	Fiserv, Inc.	140,694
1,026		Goldman Sachs Group, Inc.	464,080
1,423		Hartford Financial Services Group, Inc.	143,068
26,328		Huntington Bancshares, Inc.	347,003
833		Janus Henderson Group PLC	28,080
10,039		JPMorgan Chase & Co.	2,030,488
1,477		Lincoln National Corp.	45,935
315		M&T Bank Corp.	47,678
1,460	[1]	Marex Group PLC	29,200
5,362		MetLife, Inc.	376,359
5,888		MGIC Investment Corp.	126,886
6,019		Morgan Stanley	584,987
4,452		Old Republic International Corp.	137,567
4,427		OneMain Holdings, Inc.	214,665
25,000	[1]	Oportun Financial Corp.	72,500
1,053	[1]	PayPal Holdings, Inc.	61,106
1,164		PNC Financial Services Group, Inc.	180,979
4,466		Prudential Financial, Inc.	523,370
2,674		Regions Financial Corp.	53,587
734		S&P Global, Inc.	327,364
5,937		State Street Corp.	439,338
9,947		Synchrony Financial	469,399
1,864		The Travelers Cos., Inc.	379,026
4,553		Truist Financial Corp.	176,884
10,587		Virtu Financial, Inc.	237,678
595		Webster Financial Corp. Waterbury	25,936
18,732		Wells Fargo & Co.	1,112,493
17,394		Western Union Co.	212,555
722	[1]	WEX, Inc.	127,895
659		Willis Towers Watson PLC	172,750
		TOTAL	16,917,478
		Health Care—6.2%
3,500	[1]	10X Genomics, Inc.	68,075
2,482		Abbott Laboratories	257,905
578		AbbVie, Inc.	97,676
35,000	[1]	AbCellera Biologics, Inc.	103,600
25,000	[1]	Adaptive Biotechnologies Corp.	90,500
97		Agilent Technologies, Inc.	12,574
6,000	[1]	Alto Neuroscience, Inc.	64,140
2,000	[1]	Amphastar Pharmaceuticals, Inc.	80,000
6,991	[1]	Boston Scientific Corp.	538,377
2,000	[1]	Bridgebio Pharma, Inc.	50,660
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
15,776		Bristol-Myers Squibb Co.	$ 655,177
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
3,723		Cardinal Health, Inc.	366,045
3,760	[1]	Centene Corp.	249,288
2,724		CVS Health Corp.	160,879
2,014		Danaher Corp.	503,198
8,000	[1]	Dynavax Technologies Corp.	89,840
432		Elevance Health, Inc.	234,084
10,000	[1]	Ex Scientia Ltd., ADR	51,000
5,061	[1]	Exelixis, Inc.	113,721
207	[1]	GE HealthCare Technologies, Inc.	16,129
7,650		Gilead Sciences, Inc.	524,867
165	[1]	GRAIL, Inc.	2,539
1,594		HCA Healthcare, Inc.	512,120
1,911	[1]	Hologic, Inc.	141,892
991	[1]	Illumina, Inc.	103,441
226	[1]	Incyte Genomics, Inc.	13,700
4,000	[1]	Inmode Ltd.	72,960
615	[1]	Jazz Pharmaceuticals PLC	65,639
8,856		Johnson & Johnson	1,294,393
8,000	[1]	Kyverna Therapeutics, Inc.	60,000
2,000	[1]	Legend Biotech Corp., ADR	88,580
955		McKesson Corp.	557,758
1,945		Medtronic PLC	153,091
6,000	[1]	Mineralys Therapeutics, Inc.	70,200
2,400	[1]	Mirum Pharmaceuticals, Inc.	82,056
315	[1]	Moderna, Inc.	37,406
8,612		Pfizer, Inc.	240,964
3,600	[1]	Progyny, Inc.	102,996
3,470	[1]	R1 RCM, Inc.	43,583
336	[1]	Regeneron Pharmaceuticals, Inc.	353,146
34,000	[1]	Sagimet Biosciences, Inc.	116,280
2,400	[1]	Schrodinger, Inc.	46,416
28,000	[1]	Sophia Genitics S.A.	128,240
945		STERIS PLC	207,465
17,928	[1]	Teladoc Health, Inc.	175,336
2,057		The Cigna Group	679,982
513		Thermo Fisher Scientific, Inc.	283,689
1,788		UnitedHealth Group, Inc.	910,557
558	[1]	Vertex Pharmaceuticals, Inc.	261,546
8,000	[1]	Waystar Holding Corp.	172,000
60		Zimmer Biomet Holdings, Inc.	6,512
		TOTAL	11,313,230
		Industrials—6.0%
5,496		3M Co.	561,636
275		Acuity Brands, Inc.	66,396
486		AECOM	42,836
1,609		Allison Transmission Holdings, Inc.	122,123
25,000	[1]	Astroscale Holdings, Inc.	153,210
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
7,320	[1]	Azek Co., Inc.	$ 308,392
1,106	[1]	Boeing Co.	201,303
1,451		Broadridge Financial Solutions	285,847
20	[1]	Builders Firstsource, Inc.	2,768
199		Carlisle Cos., Inc.	80,637
308		Caterpillar, Inc.	102,595
1,522	[1]	Core & Main, Inc.	74,487
822	[1]	Crane Co.	119,174
4,075		CSX Corp.	136,309
1,121		Cummins, Inc.	310,439
1,109		Curtiss Wright Corp.	300,517
176		Donaldson Co., Inc.	12,595
1,201		Eaton Corp. PLC	376,574
689		Emcor Group, Inc.	251,540
3,274		Expeditors International Washington, Inc.	408,562
632		FedEx Corp.	189,499
2,411		Ferguson PLC	466,890
5,084		Fortune Brands Innovations, Inc.	330,155
816	[1]	GE Veronna, Inc.	139,952
139	[1]	Generac Holdings, Inc.	18,379
3,267		General Electric Co.	519,355
4,857		Graco, Inc.	385,063
2,287		Honeywell International, Inc.	488,366
254		Hubbell, Inc.	92,832
2,528		Hunt (J.B.) Transportation Services, Inc.	404,480
3,254		Ingersoll-Rand, Inc.	295,593
4,200		KBR, Inc.	269,388
1,272		L3Harris Technologies, Inc.	285,666
1,731		Landstar System, Inc.	319,335
159		Lennox International, Inc.	85,062
1,376		MSA Safety, Inc.	258,261
330		Northrop Grumman Corp.	143,863
127		Old Dominion Freight Lines, Inc.	22,428
1,080		Otis Worldwide Corp.	103,961
870		Owens Corning, Inc.	151,136
667		Parker-Hannifin Corp.	337,375
524		Pentair PLC	40,175
8,000	[1]	Proficient Auto Logistics, Inc.	128,480
257		Republic Services, Inc.	49,945
3,127		RTX Corp	313,919
1,860		Ryder System, Inc.	230,417
8,000	[1]	Shoals Technologies Group, Inc.	49,920
919		Trane Technologies PLC	302,287
136		United Parcel Service, Inc.	18,612
2,927		Vertiv Holdings Co.	253,390
410		Waste Management, Inc.	87,469
5,066	[1]	Willscot Corp.	190,684
		TOTAL	10,890,277
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—4.6%
530		Accenture PLC	$ 160,691
3,248	[1]	Advanced Micro Devices, Inc.	526,858
1,080		Applied Materials, Inc.	254,869
670	[1]	AppLovin Corp.	55,757
28,000	[1]	Cambium Networks Corp.	78,120
1,295	[1]	CCC Intelligent Solutions Holdings, Inc.	14,387
20,000	[1]	Cerence, Inc.	56,600
8,219	[1]	Ciena Corp.	395,991
2,452	[1]	Cirrus Logic, Inc.	313,022
11,421		Cisco Systems, Inc.	542,612
8,134	[1]	DXC Technology Co.	155,278
7,500	[1]	Exosens SAS	170,361
20,000	[1]	Gauzy Ltd.	240,400
19,204		Hewlett Packard Enterprise Co.	406,549
1,545		IBM Corp.	267,208
21,806		Intel Corp.	675,332
11,995		Juniper Networks, Inc.	437,338
290		Lam Research Corp.	308,806
6,519		Marvell Technology, Inc.	455,678
1,681		Micron Technology, Inc.	221,102
246		MKS Instruments, Inc.	32,123
5,027	[1]	Nutanix, Inc.	285,785
577	[1]	Pure Storage, Inc.	37,049
2,217	[1]	Qorvo, Inc.	257,261
492		Qualcomm, Inc.	97,997
200,000	[1]	Raspberry PI Ltd.	1,012,544
104		Roper Technologies, Inc.	58,621
2,042	[1]	Salesforce, Inc.	524,998
6,000	[1]	Silvaco Group, Inc.	107,880
8,000	[1]	Telos Corp.	32,160
257		Texas Instruments, Inc.	49,711
2,886	[1]	Twilio, Inc.	163,954
1,839	[1]	UiPath, Inc.	23,318
		TOTAL	8,420,360
		Materials—1.9%
1,067		Ashland, Inc.	100,821
610		Avery Dennison Corp.	133,376
10,331	[1]	Cleveland-Cliffs, Inc.	158,994
6,017		Dow, Inc.	319,202
1,799		Ecolab, Inc.	428,162
219		International Flavors & Fragrances, Inc.	20,851
2,268		Linde PLC	995,221
10,000	[1]	Lithium Royalty Corp.	48,244
1,728		LyondellBasell Industries N.V.	165,300
771		Mosaic Co./The	22,282
289		Newmarket Corp.	149,000
1,489		Nucor Corp.	235,381
2,066		Olin Corp.	97,412
141		Packaging Corp. of America	25,741
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
139		PPG Industries, Inc.	$ 17,499
549		Royal Gold, Inc.	68,713
38,947		SSR Mining, Inc.	175,651
913		Steel Dynamics, Inc.	118,233
3,583		WestRock Co.	180,082
		TOTAL	3,460,165
		Real Estate—1.7%
1,915		Avalonbay Communities, Inc.	396,194
2,409	[1]	CBRE Group, Inc.	214,666
1,775		Digital Realty Trust, Inc.	269,889
576		Equinix, Inc.	435,802
5,922		Host Hotels & Resorts, Inc.	106,478
1,014		Iron Mountain, Inc.	90,875
102		Jones Lang LaSalle, Inc.	20,939
1,413		Public Storage	406,449
1,303		SBA Communications Corp.	255,779
3,288		Simon Property Group, Inc.	499,118
12,686		Weyerhaeuser Co.	360,155
		TOTAL	3,056,344
		Utilities—1.8%
7,140		CenterPoint Energy, Inc.	221,197
14,003		Clearway Energy, Inc.	317,308
6,464		Clearway Energy, Inc.	159,596
653		Duke Energy Corp.	65,450
4,079		Entergy Corp.	436,453
6,838		NextEra Energy, Inc.	484,199
3,895		NRG Energy, Inc.	303,265
6,804		Public Service Enterprises Group, Inc.	501,455
16,097		UGI Corp.	368,621
8,257		Xcel Energy, Inc.	441,007
		TOTAL	3,298,551
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,973,861)	76,858,102
		U.S. TREASURIES—15.5%
		Treasury Inflation-Indexed Note—0.0%
$ 13,232		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,327
		U.S. Treasury Bond—3.1%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	94,602
760,000		United States Treasury Bond, 1.625%, 11/15/2050	415,972
660,000		United States Treasury Bond, 2.375%, 2/15/2042	480,316
20,000		United States Treasury Bond, 2.750%, 11/15/2047	14,537
2,950,000		United States Treasury Bond, 2.875%, 5/15/2052	2,162,368
1,000		United States Treasury Bond, 3.000%, 11/15/2044	781
900,000		United States Treasury Bond, 3.000%, 2/15/2049	681,590
1,100,000		United States Treasury Bond, 3.125%, 5/15/2048	855,104
475,000		United States Treasury Bond, 4.250%, 2/15/2054	452,442
370,000		United States Treasury Bond, 4.500%, 2/15/2044	362,969
		TOTAL	5,520,681
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—12.4%
$ 330,000	United States Treasury Note, 0.625%, 7/31/2026	$ 303,520
200,000	United States Treasury Note, 0.875%, 11/15/2030	161,666
675,000	United States Treasury Note, 1.250%, 12/31/2026	622,189
300,000	United States Treasury Note, 1.375%, 11/15/2031	243,890
400,000	United States Treasury Note, 1.500%, 1/31/2027	370,108
200,000	United States Treasury Note, 1.625%, 5/15/2031	167,783
900,000	United States Treasury Note, 1.750%, 12/31/2024	884,136
325,000	United States Treasury Note, 1.750%, 3/15/2025	317,151
500,000	United States Treasury Note, 2.125%, 11/30/2024	493,546
50,000	United States Treasury Note, 2.250%, 11/15/2027	46,516
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,603,193
500,000	United States Treasury Note, 2.750%, 4/30/2027	476,282
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,411,691
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,177
110,000	United States Treasury Note, 3.125%, 8/31/2027	105,536
250,000	United States Treasury Note, 3.625%, 3/31/2028	242,930
150,000	United States Treasury Note, 3.875%, 11/30/2027	147,105
1,500,000	United States Treasury Note, 4.000%, 1/31/2029	1,476,459
300,000	United States Treasury Note, 4.125%, 7/31/2028	296,694
270,000	United States Treasury Note, 4.125%, 3/31/2031	266,296
600,000	United States Treasury Note, 4.250%, 2/28/2029	597,178
1,600,000	United States Treasury Note, 4.375%, 11/30/2030	1,601,125
750,000	United States Treasury Note, 4.500%, 5/31/2029	754,985
150,000	United States Treasury Note, 4.625%, 6/30/2025	149,268
750,000	United States Treasury Note, 4.625%, 2/28/2026	747,228
500,000	United States Treasury Note, 4.625%, 4/30/2029	505,627
750,000	United States Treasury Note, 4.875%, 4/30/2026	751,087
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,799,036
	TOTAL	22,581,402
	TOTAL U.S. TREASURIES (IDENTIFIED COST $30,612,627)	28,112,410
	CORPORATE BONDS—14.8%
	Basic Industry - Chemicals—0.1%
100,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	91,566
100,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	96,751
	TOTAL	188,317
	Basic Industry - Metals & Mining—0.2%
100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	98,433
70,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	67,373
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	56,123
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	19,479
50,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	49,177
	TOTAL	290,585
	Capital Goods - Aerospace & Defense—0.6%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	115,277
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	28,700
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	51,220
60,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	61,620
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	74,378
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 135,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	$ 127,247
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,562
135,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	127,680
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	116,896
105,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	101,354
95,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	94,055
125,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	119,815
	TOTAL	1,042,804
	Capital Goods - Building Materials—0.1%
35,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	32,361
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,858
115,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	109,013
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	26,104
50,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	53,581
	TOTAL	240,917
	Capital Goods - Construction Machinery—0.2%
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	114,967
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	131,437
60,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	56,574
	TOTAL	302,978
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	43,407
70,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	46,151
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	57,626
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	20,182
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	20,148
115,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	104,520
70,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	65,523
50,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	50,311
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	37,785
	TOTAL	445,653
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	124,392
	Communications - Cable & Satellite—0.4%
100,000	CCO Safari II LLC, 6.484%, 10/23/2045	91,428
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	14,613
100,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	73,431
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	263,677
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	147,684
130,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	129,872
115,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	95,858
	TOTAL	816,563
	Communications - Media & Entertainment—0.3%
60,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	59,154
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	96,039
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	69,756
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	67,131
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	33,373
125,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	109,143
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 125,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	$ 101,731
	TOTAL	536,327
	Communications - Telecom Wireless—0.4%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	42,316
90,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	58,169
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	99,693
130,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	93,077
75,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	73,743
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	89,083
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	59,292
95,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	87,612
50,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	48,456
	TOTAL	651,441
	Communications - Telecom Wirelines—0.4%
175,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	164,341
253,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	176,895
55,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	55,025
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	67,800
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	81,697
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	61,212
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	121,375
	TOTAL	728,345
	Consumer Cyclical - Automotive—0.4%
75,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	75,399
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	133,708
200,000	Ford Motor Co., Sr. Unsecd. Note, 6.100%, 8/19/2032	199,851
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	112,132
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	125,377
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	99,632
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	60,655
	TOTAL	806,754
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	39,394
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	81,392
185,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	164,394
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,399
30,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	28,704
55,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	50,402
	TOTAL	403,685
	Consumer Cyclical - Services—0.2%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	70,392
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	110,441
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	12,977
135,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	121,739
	TOTAL	315,549
	Consumer Non-Cyclical - Food/Beverage—0.4%
65,000	Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	65,059
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	62,766
40,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	39,437
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	$ 20,841
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	120,108
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	120,962
95,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	77,340
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	44,492
115,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	95,704
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	149,496
	TOTAL	796,205
	Consumer Non-Cyclical - Health Care—0.3%
52,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	39,409
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	23,809
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	64,739
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	58,615
50,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	49,070
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	70,452
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	57,987
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	53,523
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,907
100,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	98,872
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,710
	TOTAL	551,093
	Consumer Non-Cyclical - Pharmaceuticals—0.7%
98,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	95,608
150,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	125,093
130,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	129,685
135,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	133,047
90,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	73,584
85,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	72,380
100,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	64,482
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	73,994
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	51,334
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,584
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	30,233
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	68,787
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	68,235
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	57,913
116,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	71,160
140,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	91,520
	TOTAL	1,239,639
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	65,513
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	105,896
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	25,538
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	56,931
	TOTAL	253,878
	Energy - Independent—0.3%
135,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	115,299
50,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	48,506
65,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	68,019
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 95,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	$ 94,764
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	130,482
95,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	104,314
	TOTAL	561,384
	Energy - Integrated—0.1%
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	64,897
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	198,235
	TOTAL	263,132
	Energy - Midstream—0.8%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	38,831
60,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	58,733
65,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	64,060
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	74,471
25,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	27,320
15,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	14,855
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	70,765
115,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	113,522
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	66,191
130,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	124,442
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	33,609
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	69,809
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	64,133
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	20,681
50,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	53,398
135,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	119,722
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	99,239
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	125,948
115,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	104,558
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	109,223
	TOTAL	1,453,510
	Energy - Oil Field Services—0.1%
110,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	99,667
	Energy - Refining—0.1%
90,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	76,892
65,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	57,606
90,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	76,427
	TOTAL	210,925
	Financial Institution - Banking—3.0%
135,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	134,245
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	113,796
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	110,557
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	423,275
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	49,505
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	139,910
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	74,299
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	48,369
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	67,721
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	80,722
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	188,448
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	$ 157,330
85,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	86,489
135,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	134,605
100,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	98,556
125,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	127,771
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,309
175,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	161,637
325,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	263,871
140,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	135,657
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	97,650
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,296
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	378,423
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	89,650
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	101,433
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	69,443
20,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	19,944
60,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	63,149
45,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	44,317
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	74,832
15,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	15,382
390,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	371,375
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	32,117
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	44,210
80,000	Northern Trust Corp., Sub Note, 6.125%, 11/2/2032	84,042
135,000	PNC Financial Services Group, Inc., Sub Note., 4.626%, 6/6/2033	125,038
105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	104,966
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	43,119
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	49,804
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	75,608
150,000	US Bancorp, 4.967%, 7/22/2033	141,518
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	30,431
40,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	39,559
50,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	49,845
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	121,066
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	106,646
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	285,807
	TOTAL	5,390,742
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	39,243
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	79,965
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	97,814
	TOTAL	217,022
	Financial Institution - Finance Companies—0.3%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	146,983
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	49,916
110,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	111,432
70,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	71,955
80,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	81,070
	TOTAL	461,356
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—0.1%
$ 115,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	$ 111,104
180,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	132,936
	TOTAL	244,040
	Financial Institution - Insurance - Life—0.4%
45,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	45,326
90,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	91,954
35,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	30,830
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	105,295
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	83,488
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	49,596
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	54,719
125,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	104,497
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	87,259
	TOTAL	652,964
	Financial Institution - Insurance - P&C—0.4%
110,000	Aon North America, Inc., 5.750%, 3/1/2054	107,682
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	81,577
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,049
150,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	149,696
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	253,883
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	60,110
	TOTAL	681,997
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	128,830
90,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	86,152
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	132,490
70,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	69,729
135,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	127,326
	TOTAL	544,527
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	78,839
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	119,595
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	64,046
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	98,009
	TOTAL	360,489
	Financial Institution - REIT - Office—0.1%
155,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	116,674
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	96,563
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	29,358
	TOTAL	242,595
	Financial Institution - REIT - Other—0.1%
65,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	63,920
85,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	79,401
	TOTAL	143,321
	Financial Institution - REIT - Retail—0.1%
90,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	95,173
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	154,129
	TOTAL	249,302
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Technology—1.1%
$ 115,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	$ 65,449
215,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	148,572
65,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	39,407
80,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	78,361
137,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	132,226
20,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	18,897
5,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,959
50,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	46,828
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	74,815
45,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	45,480
100,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	98,692
120,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	110,990
110,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	102,160
100,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	99,043
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	96,232
65,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	64,494
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	41,076
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	195,128
175,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	122,592
100,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	103,607
140,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	117,215
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	105,824
40,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	38,908
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	36,840
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	28,452
		TOTAL	2,015,247
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	73,717
75,000	[3]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	71,906
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	97,325
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	55,204
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	109,453
		TOTAL	407,605
		Transportation - Services—0.3%
45,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	44,305
80,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	77,893
80,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	58,767
80,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	73,789
80,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	64,921
30,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	30,222
105,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	105,981
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	70,689
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	75,180
		TOTAL	601,747
		Utility - Electric—1.2%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	145,684
70,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	69,790
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	84,446
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	76,573
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 25,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	$ 26,561
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	64,746
125,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	118,204
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	91,124
110,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	95,656
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	71,962
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	41,183
100,000	Enel Finance International S.A., Co. Guarantee, 144A, 6.000%, 10/7/2039	98,756
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	152,026
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,251
125,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	105,559
120,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	99,340
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	88,278
70,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	68,369
235,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	200,447
80,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	64,430
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	9,993
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	96,003
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	111,700
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	97,167
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	19,951
	TOTAL	2,117,199
	Utility - Natural Gas—0.2%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	40,429
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	102,784
155,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	145,261
	TOTAL	288,474
	TOTAL CORPORATE BONDS (IDENTIFIED COST $28,799,891)	26,942,370
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
	Agency—0.1%
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	283,494
	Commercial Mortgage—0.4%
110,000	Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	96,722
85,000	Bank, Class A4, 3.488%, 11/15/2050	78,231
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	161,361
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	47,746
200,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	196,487
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	92,669
	TOTAL	673,216
	Federal Home Loan Mortgage Corporation—0.1%
221,543	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	200,125
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,273,022)	1,156,835
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
200,000	Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $198,669)	189,025
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
$ 2,355		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	$ 2,405
1,474		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,516
4,401		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,500
5,534		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,669
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,727)	14,090
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,480	[3]	Federal National Mortgage Association ARM, 6.094%, 9/1/2037 (IDENTIFIED COST $1,483)	1,522
		PURCHASED PUT OPTIONS—0.2%
1,200	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $15,261,600, Exercise Price $490, Expiration Date 7/19/2024	22,200
1,200	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $15,261,600, Exercise Price $530, Expiration Date 7/12/2024	93,600
300	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $3,815,400, Exercise Price $530, Expiration Date 7/5/2024	4,650
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $7,630,800, Exercise Price $505, Expiration Date 7/19/2024	18,300
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $7,630,800, Exercise Price $515, Expiration Date 7/19/2024	29,700
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $7,630,800, Exercise Price $520, Expiration Date 8/16/2024	135,900
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $7,630,800, Exercise Price $520, Expiration Date 8/2/2024	89,700
1,200	[1]	SPDR S&P 500 Index (PUT-Option), Notional Amount $15,261,600, Exercise Price $520, Expiration Date 7/5/2024	7,800
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $799,724)	401,850
		INVESTMENT COMPANIES—22.2%
54,830		Bank Loan Core Fund	478,667
362,156		Emerging Markets Core Fund	3,042,107
536,439		Federated Hermes High Income Bond Fund II, Class P	2,923,595
1,145		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,994
3,550,787		Mortgage Core Fund	29,009,928
552,344		Project and Trade Finance Core Fund	4,882,722
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,971,285)	40,348,013
		REPURCHASE AGREEMENT—3.5%
$6,333,000		Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,211,277,770. (IDENTIFIED COST $6,333,000)	6,333,000
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $170,977,289)[4]	180,357,217
		OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	1,621,334
		TOTAL NET ASSETS—100%	$181,978,551
Semi-Annual Financial Statements and Additional Information

At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	380	$104,908,500	September 2024	$269,604
United States Treasury Notes 2-Year Long Futures	45	$9,189,844	September 2024	$23,343
United States Treasury Notes 5-Year Long Futures	115	$12,256,485	September 2024	$65,505
United States Treasury Notes 10-Year Long Futures	19	$2,089,703	September 2024	$19,108
Short Futures:
United States Treasury Ultra Bond Short Futures	29	$3,634,969	September 2024	$(97,643)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$279,917
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2024, were as follows:
Affiliates	Value as of 12/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2024	Shares Held as of 6/30/2024	Dividend Income
Bank Loan Core Fund	$15,220	$464,028	$—	$(581)	$—	$478,667	54,830	$14,025
Emerging Markets Core Fund	$2,150,161	$843,437	$—	$48,509	$—	$3,042,107	362,156	$93,420
Federated Hermes High Income Bond Fund II, Class P	$2,458,157	$567,009	$—	$(101,571)	$—	$2,923,595	536,439	$157,009
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,048	$205	$—	$(259)	$—	$10,994	1,145	$234
Mortgage Core Fund	$26,890,940	$2,974,471	$—	$(855,483)	$—	$29,009,928	3,550,787	$649,754
Project and Trade Finance Core Fund	$3,897,234	$961,650	$—	$23,838	$—	$4,882,722	552,344	$161,669
TOTAL OF AFFILIATED TRANSACTIONS	$35,422,760	$5,810,800	$—	$(885,547)	$—	$40,348,013	5,057,701	$1,076,111

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Co-Advisers acting through their Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	The cost of investments for federal tax purposes amounts to $170,889,899.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$72,264,748	$—	$1,008	$72,265,756
International	4,592,346	—	—	4,592,346
Debt Securities:
U.S. Treasuries	—	28,112,410	—	28,112,410
Corporate Bonds	—	26,942,370	—	26,942,370
Collateralized Mortgage Obligations	—	1,156,835	—	1,156,835
Foreign Governments/Agency	—	189,025	—	189,025
Mortgage-Backed Securities	—	14,090	—	14,090
Adjustable Rate Mortgage	—	1,522	—	1,522
Purchased Put Options	401,850	—	—	401,850
Investment Companies	35,465,291	—	—	35,465,291
Other Investments[1]	—	—	—	4,882,722
Repurchase Agreement	—	6,333,000	—	6,333,000
TOTAL SECURITIES	$112,724,235	$62,749,252	$1,008	$180,357,217
Other Financial Instruments:[2]
Assets	$377,560	$—	$—	$377,560
Liabilities	(97,643)	—	—	(97,643)
TOTAL OTHER FINANCIAL INSTRUMENTS	$279,917	$—	$—	$279,917

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,882,722 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.02	$8.46	$12.90	$11.09	$11.30	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.20	0.16	0.19	0.19	0.24
Net realized and unrealized gain (loss)	0.53	0.52	(1.72)	1.83	(0.13)	1.68
Total From Investment Operations	0.65	0.72	(1.56)	2.02	0.06	1.92
Less Distributions:
Distributions from net investment income	(0.21)	(0.16)	(0.21)	(0.21)	(0.27)	(0.22)
Distributions from net realized gain	—	—	(2.67)	—	—	—
Total Distributions	(0.21)	(0.16)	(2.88)	(0.21)	(0.27)	(0.22)
Net Asset Value, End of Period	$9.46	$9.02	$8.46	$12.90	$11.09	$11.30
Total Return[2]	7.28%	8.68%	(13.75)%	18.51%	0.93%	20.23%
Ratios to Average Net Assets:
Net expenses[3]	0.95%[4]	0.95%	0.95%	0.93%	0.92%	0.91%
Net investment income	2.58%[4]	2.39%	1.72%	1.58%	1.82%	2.28%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.11%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,580	$174,228	$173,194	$217,682	$586,281	$651,498
Portfolio turnover[6]	30%	47%	51%	60%	61%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.20	$8.63	$12.90	$11.09	$11.27	$9.59
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.19	0.14	0.16	0.16	0.21
Net realized and unrealized gain (loss)	0.55	0.52	(1.74)	1.84	(0.12)	1.68
Total From Investment Operations	0.66	0.71	(1.60)	2.00	0.04	1.89
Less Distributions:
Distributions from net investment income	(0.19)	(0.14)	—	(0.19)	(0.22)	(0.21)
Distributions from net realized gain	—	—	(2.67)	—	—	—
Total Distributions	(0.19)	(0.14)	(2.67)	(0.19)	(0.22)	(0.21)
Net Asset Value, End of Period	$9.67	$9.20	$8.63	$12.90	$11.09	$11.27
Total Return[2]	7.20%	8.33%	(14.00)%	18.25%	0.71%	19.92%
Ratios to Average Net Assets:
Net expenses[3]	1.20%[4]	1.20%	1.20%	1.16%	1.17%	1.16%
Net investment income	2.33%[4]	2.14%	1.47%	1.38%	1.57%	2.03%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.11%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,399	$1,581	$1,576	$1,949	$39,680	$44,161
Portfolio turnover[6]	30%	47%	51%	60%	61%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $40,348,013 of investments in affiliated holdings* (identified cost $170,977,289, including $41,971,285 of identified cost in affiliated holdings)	$180,357,217
Cash	1,943
Due from broker (Note 2)	2,000
Income receivable	660,408
Income receivable from affiliated holdings	168,653
Receivable for investments sold	2,597,772
Receivable for shares sold	14,383
Total Assets	183,802,376
Liabilities:
Payable for investments purchased	1,205,630
Payable for shares redeemed	98,607
Payable for variation margin on futures contracts	436,100
Payable for investment adviser fee (Note 5)	9,463
Payable for administrative fee (Note 5)	2,185
Payable for portfolio accounting fees	21,209
Payable for distribution services fee (Note 5)	287
Accrued expenses (Note 5)	50,344
Total Liabilities	1,823,825
Net assets for 19,235,264 shares outstanding	$181,978,551
Net Assets Consist of:
Paid-in capital	$179,468,646
Total distributable earnings (loss)	2,509,905
Total Net Assets	$181,978,551
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$180,580,003 ÷ 19,090,641 shares outstanding, no par value, unlimited shares authorized	$9.46
Service Shares:
$1,398,548 ÷ 144,623 shares outstanding, no par value, unlimited shares authorized	$9.67

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Dividends (including $1,076,111 received from affiliated holdings* and net of foreign taxes withheld of $192)	$1,892,954
Interest	1,262,749
TOTAL INCOME	3,155,703
Expenses:
Investment adviser fee (Note 5)	669,917
Administrative fee (Note 5)	135,927
Custodian fees	20,110
Transfer agent fees	8,398
Directors’/Trustees’ fees (Note 5)	902
Auditing fees	18,952
Legal fees	6,553
Portfolio accounting fees	62,356
Distribution services fee (Note 5)	1,930
Printing and postage	19,914
Miscellaneous (Note 5)	12,945
TOTAL EXPENSES	957,904
Waiver/reimbursement of investment adviser fee (Note 5)	(103,036)
Net expenses	854,868
Net investment income	2,300,835
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts and Futures Contracts:
Net realized gain on investments	2,507,022
Net realized loss on foreign currency transactions	(1,283)
Net realized gain on foreign exchange contracts	448
Net realized gain on futures contracts	9,493,692
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(885,547) on investments in affiliated holdings*)	(590,638)
Net change in unrealized appreciation of futures contracts	(1,078,519)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts and futures contracts	10,330,722
Change in net assets resulting from operations	$12,631,557

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,300,835	$4,090,425
Net realized gain (loss)	11,999,879	3,543,413
Net change in unrealized appreciation/depreciation	(1,669,157)	6,615,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,631,557	14,248,935
Distributions to Shareholders:
Primary Shares	(4,066,627)	(3,205,320)
Service Shares	(32,143)	(24,674)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,098,770)	(3,229,994)
Share Transactions:
Proceeds from sale of shares	2,930,018	3,643,010
Net asset value of shares issued to shareholders in payment of distributions declared	4,098,768	3,229,994
Cost of shares redeemed	(9,392,396)	(16,852,254)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,363,610)	(9,979,250)
Change in net assets	6,169,177	1,039,691
Net Assets:
Beginning of period	175,809,374	174,769,683
End of period	$181,978,551	$175,809,374
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Effective April 30, 2023, Federated Global Investment Management Corp. resigned as Co-Adviser of the Fund. Federated Investment Management Company and Federated Equity Management Company of Pennsylvania remain as Co-Advisers to the Fund. Effective the same date, a service agreement between Federated Investment Management Company (FIMCO) and Federated Hermes (UK) LLP (Federated UK) pursuant to which Federated UK provided certain non-discretionary credit research and analysis services to FIMCO was terminated. Fees, if any, paid to Federated UK for these services were paid by FIMCO and not by the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an
Semi-Annual Financial Statements and Additional Information

investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $103,036 is disclosed in Note 5.
Semi-Annual Financial Statements and Additional Information

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $97,730,117 and $9,718,757, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At June 30, 2024, the Fund had no outstanding written option contracts.
Semi-Annual Financial Statements and Additional Information

The average market value of purchased put and call options held by the Fund throughout the period was $246,600 and $20,400, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(10,313)*
Equity contracts		—	Payable for variation margin on futures contracts	(269,604)*
Equity contracts	Purchased options, within Investment in securities, at value	401,850		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$401,850		$(279,917)

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(299,277)	$—	$—	$(299,277)
Equity contracts	9,792,969	—	(2,517,683)	7,275,286
Foreign exchange contracts	—	448	—	448
TOTAL	$9,493,692	$448	$(2,517,683)	$6,976,457

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$584,726	$—	$584,726
Equity contracts	(1,663,245)	(408,977)	(2,072,222)
TOTAL	$(1,078,519)	$(408,977)	$(1,487,496)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	313,166	$2,910,799	427,564	$3,625,602
Shares issued to shareholders in payment of distributions declared	436,802	4,066,627	388,995	3,205,320
Shares redeemed	(980,306)	(9,083,009)	(1,957,443)	(16,716,743)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(230,338)	$(2,105,583)	(1,140,884)	$(9,885,821)
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,039	$19,219	2,011	$17,408
Shares issued to shareholders in payment of distributions declared	3,373	32,141	2,930	24,674
Shares redeemed	(32,635)	(309,387)	(15,657)	(135,511)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(27,223)	$(258,027)	(10,716)	$(93,429)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(257,561)	$(2,363,610)	(1,151,600)	$(9,979,250)
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $170,889,899. The net unrealized appreciation of investments for federal tax purposes was $9,747,235. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $19,420,610 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,673,375. The amounts presented are inclusive of derivative contracts.
As of December 31, 2023, the Fund had a capital loss carryforward of $17,758,472 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,409,679	$12,348,793	$17,758,472
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2024, the Co-Advisers voluntarily waived $95,686 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2024, the Co-Advisers reimbursed $7,350.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.152% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Co-Advisers and certain of their affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$1,930
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2024, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$42,345,106
Sales	$36,191,830
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”) (the “Contract”) for an additional one-year term. The Board noted the resignation of Federated Global Investment Management Corp., the Fund’s former co-adviser, effective April 30, 2023. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Co-Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Co-Advisers’ profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the
Semi-Annual Financial Statements and Additional Information

allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
Semi-Annual Financial Statements and Additional Information

Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Co-Advisers, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall
Semi-Annual Financial Statements and Additional Information

category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (ix) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Co-Advisers from their relationships with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information

The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board noted the reallocation of the advisory fee among the remaining Co-Advisers in connection with the resignation of Federated Global Investment Management Corp., the Fund’s former co-adviser, effective April 30, 2023.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes Funds has been active in managing expenses of the Federated Hermes in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints, at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.8%
	Basic Industry - Chemicals—0.3%
$ 500,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 483,757
	Basic Industry - Metals & Mining—1.0%
350,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	313,523
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	170,100
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	195,891
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	327,384
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	358,419
	TOTAL	1,365,317
	Basic Industry - Paper—0.3%
400,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	398,095
	Capital Goods - Aerospace & Defense—3.4%
600,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	572,524
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	273,178
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	181,203
600,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	553,328
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	437,824
200,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	204,882
700,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	670,820
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	386,454
600,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	494,637
335,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	329,127
800,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	770,351
	TOTAL	4,874,328
	Capital Goods - Building Materials—0.9%
415,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	383,703
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	150,160
155,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	161,845
300,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	247,521
300,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	283,736
	TOTAL	1,226,965
	Capital Goods - Construction Machinery—1.6%
500,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	456,020
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	199,882
600,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	554,866
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	570,046
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	478,892
	TOTAL	2,259,706
	Capital Goods - Diversified Manufacturing—1.8%
205,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	197,742
400,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	341,248
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	463,035
200,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	200,060
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	85,773
585,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	526,521
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	443,885
235,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	229,360
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	$ 125,777
	TOTAL	2,613,401
	Communications - Cable & Satellite—1.3%
231,000	CCO Safari II LLC, 4.908%, 7/23/2025	228,846
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	85,310
150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	150,139
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	374,598
300,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	287,648
750,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	738,420
	TOTAL	1,864,961
	Communications - Media & Entertainment—1.5%
220,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	211,284
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	232,521
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	491,088
500,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	492,315
310,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	253,332
500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	461,862
	TOTAL	2,142,402
	Communications - Telecom Wireless—2.1%
500,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	458,952
430,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	353,800
250,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	244,859
250,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	241,271
450,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	432,613
450,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	420,779
500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	489,357
395,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	390,339
	TOTAL	3,031,970
	Communications - Telecom Wirelines—2.0%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	277,585
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	697,625
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	197,575
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	196,324
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	272,145
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	282,113
800,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	647,643
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	93,485
175,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	157,891
	TOTAL	2,822,386
	Consumer Cyclical - Automotive—3.8%
605,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	559,330
300,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	299,538
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	242,795
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	249,239
290,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	299,761
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	211,457
250,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	251,392
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	448,530
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	290,585
210,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	212,659
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 675,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	$ 672,515
500,000		Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	477,589
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	182,304
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	493,007
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	471,928
		TOTAL	5,362,629
		Consumer Cyclical - Retailers—2.8%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	904,358
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	420,474
265,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	253,396
240,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	229,630
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	249,884
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	492,896
500,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	497,214
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	258,216
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	114,298
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	471,909
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	89,257
		TOTAL	3,981,532
		Consumer Cyclical - Services—1.6%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	165,321
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	472,649
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	161,476
260,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	249,400
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	394,099
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	722,243
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	46,716
		TOTAL	2,211,904
		Consumer Non-Cyclical - Food/Beverage—5.2%
450,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	447,592
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	902,320
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	734,675
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	365,128
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	865,747
325,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	309,011
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	445,606
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	399,561
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	870,634
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	240,355
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	433,308
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,784
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	426,303
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	673,402
150,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	150,247
		TOTAL	7,321,673
		Consumer Non-Cyclical - Health Care—2.0%
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	240,591
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,245,935
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	209,644
300,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	309,720
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	$ 80,325
500,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	496,098
300,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	299,145
	TOTAL	2,881,458
	Consumer Non-Cyclical - Pharmaceuticals—4.6%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	443,561
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	441,944
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	417,621
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	295,210
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	60,859
1,000,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,007,641
140,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	140,028
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	217,622
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	570,505
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	195,756
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	200,108
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	589,380
165,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	164,715
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	141,120
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	213,941
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	552,032
450,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	409,701
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	228,000
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	281,792
	TOTAL	6,571,536
	Consumer Non-Cyclical - Products—0.3%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	200,709
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	200,594
	TOTAL	401,303
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	678,989
	Consumer Non-Cyclical - Tobacco—2.4%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	344,493
250,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	224,064
300,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	304,332
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	337,627
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	285,312
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	296,770
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	300,051
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	498,389
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	143,048
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	296,571
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	372,638
	TOTAL	3,403,295
	Energy - Independent—1.6%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	194,766
200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	199,209
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	297,126
160,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	167,431
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	682,792
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 200,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	$ 202,344
180,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	185,662
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	304,939
	TOTAL	2,234,269
	Energy - Integrated—1.3%
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	248,244
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	486,529
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	484,121
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	574,265
	TOTAL	1,793,159
	Energy - Midstream—3.8%
265,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	232,588
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	489,440
300,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	276,072
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	99,031
290,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	272,657
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	383,689
630,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	529,344
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	393,921
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	333,256
350,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	357,703
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	124,087
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	456,740
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	125,948
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	411,012
275,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	283,946
600,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	574,980
	TOTAL	5,344,414
	Energy - Oil Field Services—0.2%
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	293,985
	Energy - Refining—0.5%
185,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	173,260
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	357,362
215,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	242,754
	TOTAL	773,376
	Financial Institution - Banking—23.3%
1,085,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,073,643
700,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	648,973
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,643,307
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,197,621
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	473,063
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	481,877
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	232,714
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	396,110
500,000	Citigroup, Inc., 4.125%, 7/25/2028	480,131
250,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	233,248
1,400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,202,158
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	463,872
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	487,213
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	241,383
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	$ 479,469
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	76,367
150,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	149,561
260,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	268,874
300,000	Comerica, Inc., 3.800%, 7/22/2026	285,543
155,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	152,761
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	492,772
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	137,297
450,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	446,265
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	231,303
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	295,856
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	186,694
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	608,934
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	233,226
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,200,019
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	481,432
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	256,182
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	491,454
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	205,241
220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	224,678
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	833,021
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	844,955
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	487,889
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	485,525
165,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	164,083
400,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	405,733
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	393,034
250,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	231,475
320,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	336,793
550,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	514,501
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	964,390
210,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	209,229
500,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	492,407
195,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	194,563
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	408,627
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	144,691
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	474,896
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	483,452
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	202,246
185,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	186,066
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	320,107
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	61,476
1,200,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,159,893
300,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	295,705
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	441,528
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	482,262
400,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	383,281
200,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	212,425
300,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	300,864
250,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	253,595
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	$ 1,156,001
1,320,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,254,179
235,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	232,407
250,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	252,313
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	690,912
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	865,821
		TOTAL	32,979,586
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	214,280
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	403,734
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	209,811
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	234,817
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	581,992
		TOTAL	1,644,634
		Financial Institution - Finance Companies—2.0%
205,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	186,369
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	429,762
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	536,121
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	649,334
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	519,085
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	141,823
180,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	186,859
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	240,420
		TOTAL	2,889,773
		Financial Institution - Insurance - Health—1.1%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	573,159
200,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	194,259
400,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	400,022
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	399,119
		TOTAL	1,566,559
		Financial Institution - Insurance - Life—1.3%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	328,492
250,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	248,942
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	357,599
800,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	711,723
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	212,866
		TOTAL	1,859,622
		Financial Institution - Insurance - P&C—0.7%
300,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	299,281
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	236,986
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	90,062
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	380,824
		TOTAL	1,007,153
		Financial Institution - REIT - Apartment—0.9%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	376,949
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	101,964
320,000		Mid-America Apartment Communities LP, Sr. Unsub. 1.700%, 2/15/2031	256,910
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	474,281
		TOTAL	1,210,104
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—1.3%
$ 445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	$ 350,834
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	694,927
375,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	323,248
500,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	448,293
	TOTAL	1,817,302
	Financial Institution - REIT - Office—0.8%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	244,824
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	472,923
80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	67,664
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	88,073
250,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	266,850
	TOTAL	1,140,334
	Financial Institution - REIT - Other—0.8%
390,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	383,519
320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	311,978
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	228,281
250,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	243,279
	TOTAL	1,167,057
	Financial Institution - REIT - Retail—0.9%
725,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	646,362
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	216,158
400,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	368,651
	TOTAL	1,231,171
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	533,722
	Technology—8.0%
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	115,646
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	333,145
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	642,791
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	116,435
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	238,277
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	234,138
215,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	217,292
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	251,492
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	150,404
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	217,603
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	480,700
225,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	227,122
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	236,826
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	297,994
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	277,987
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	78,393
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	251,314
400,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	397,746
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	89,123
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	298,319
195,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	193,481
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	713,742
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	468,917
825,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	746,100
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	$ 240,656
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	359,440
875,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	846,017
805,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	695,954
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	251,304
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	414,427
545,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	456,301
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	577,223
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	244,067
	TOTAL	11,360,376
	Transportation - Airlines—0.2%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	214,051
	Transportation - Railroads—0.7%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	455,267
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	466,028
	TOTAL	921,295
	Transportation - Services—1.9%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	399,096
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	677,938
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	255,628
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	202,592
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	231,950
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	245,689
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	302,802
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	324,027
	TOTAL	2,639,722
	Utility - Electric—4.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	302,683
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	170,006
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	106,669
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	128,607
250,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	244,495
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	353,583
200,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	202,095
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	191,898
500,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	525,319
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	305,683
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	361,498
500,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	468,810
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	227,815
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	255,837
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	595,468
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	477,231
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	44,966
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	218,933
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	240,423
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	289,046
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	136,786
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	105,848
	TOTAL	5,953,699
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.3%
$ 500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	$ 472,128
	TOTAL CORPORATE BONDS (IDENTIFIED COST $143,944,840)	136,945,098
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
234	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	241
	Government National Mortgage Association—0.0%
589	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	597
889	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	905
1,148	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,165
1,847	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,874
1,570	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,603
321	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	328
1,180	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,213
4,401	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,500
3,304	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,385
7,358	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	7,548
	TOTAL	23,118
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $22,849)	23,359
	REPURCHASE AGREEMENT—2.1%
3,000,000	Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,211,277,770. (IDENTIFIED COST $3,000,000)	3,000,000
	INVESTMENT COMPANY—0.9%
1,241,460	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[2] (IDENTIFIED COST $1,241,460)	1,241,460
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $148,209,149)[3]	141,209,917
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	317,842
	TOTAL NET ASSETS—100%	$141,527,759
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	24	$2,724,750	September 2024	$15,841
United States Treasury Notes 10-Year Long Futures	35	$3,849,453	September 2024	$17,738
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$33,579
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information
10

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$7,526,885
Proceeds from Sales	$(6,285,425)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$1,241,460
Shares Held as of 6/30/2024	1,241,460
Dividend Income	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$136,945,098	$—	$136,945,098
Mortgage-Backed Securities	—	23,359	—	23,359
Investment Company	1,241,460	—	—	1,241,460
Repurchase Agreement	—	3,000,000	—	3,000,000
TOTAL SECURITIES	$1,241,460	$139,968,457	$—	$141,209,917
Other Financial Instruments:[1]
Assets	$33,579	$—	$—	$33,579

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.14	$9.81	$11.26	$11.82	$11.31	$10.65
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.29	0.25	0.25	0.28	0.31
Net realized and unrealized gain (loss)	(0.07)	0.30	(1.27)	(0.42)	0.58	0.68
Total From Investment Operations	0.09	0.59	(1.02)	(0.17)	0.86	0.99
Less Distributions:
Distributions from net investment income	(0.30)	(0.26)	(0.27)	(0.29)	(0.32)	(0.33)
Distributions from net realized gain	—	—	(0.16)	(0.10)	(0.03)	(0.00)[2]
Total Distributions	(0.30)	(0.26)	(0.43)	(0.39)	(0.35)	(0.33)
Net Asset Value, End of Period	$9.93	$10.14	$9.81	$11.26	$11.82	$11.31
Total Return[3]	0.94%	6.14%	(9.28)%	(1.40)%	8.12%	9.44%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.18%[5]	2.94%	2.44%	2.17%	2.50%	2.79%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,841	$132,027	$134,757	$162,034	$170,912	$167,625
Portfolio turnover[7]	10%	15%	15%	27%	24%	21%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.12	$9.79	$11.23	$11.79	$11.28	$10.62
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.26	0.22	0.22	0.26	0.28
Net realized and unrealized gain (loss)	(0.05)	0.30	(1.26)	(0.42)	0.57	0.68
Total From Investment Operations	0.09	0.56	(1.04)	(0.20)	0.83	0.96
Less Distributions:
Distributions from net investment income	(0.28)	(0.23)	(0.24)	(0.26)	(0.29)	(0.30)
Distributions from net realized gain	—	—	(0.16)	(0.10)	(0.03)	(0.00)[2]
Total Distributions	(0.28)	(0.23)	(0.40)	(0.36)	(0.32)	(0.30)
Net Asset Value, End of Period	$9.93	$10.12	$9.79	$11.23	$11.79	$11.28
Total Return[3]	0.87%	5.85%	(9.46)%	(1.66)%	7.86%	9.17%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.93%[5]	2.69%	2.19%	1.92%	2.25%	2.54%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,687	$12,468	$12,873	$16,287	$18,302	$18,776
Portfolio turnover[7]	10%	15%	15%	27%	24%	21%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $1,196,848 of securities loaned and $1,241,460 of investments in affiliated holdings* (identified cost $148,209,149, including $1,241,460 of identified cost in affiliated holdings)	$141,209,917
Cash	204
Due from broker (Note 2)	132,400
Income receivable	1,404,057
Receivable for shares sold	119,000
Total Assets	142,865,578
Liabilities:
Payable for shares redeemed	22,133
Payable for variation margin on futures contracts	20,876
Payable for collateral due to broker for securities lending (Note 2)	1,241,460
Payable for investment adviser fee (Note 5)	6,051
Payable for administrative fee (Note 5)	900
Payable for custodian fees	3,739
Payable for insurance premiums	2,268
Payable for transfer agent fees	2,289
Payable for LOC commitment fee	2,463
Payable for distribution services fee (Note 5)	2,403
Accrued expenses (Note 5)	33,237
Total Liabilities	1,337,819
Net assets for 14,246,762 shares outstanding	$141,527,759
Net Assets Consist of:
Paid-in capital	$149,021,056
Total distributable earnings (loss)	(7,493,297)
Total Net Assets	$141,527,759
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$129,840,693 ÷ 13,069,437 shares outstanding, no par value, unlimited shares authorized	$9.93
Service Shares:
$11,687,066 ÷ 1,177,325 shares outstanding, no par value, unlimited shares authorized	$9.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$2,775,975
Net income on securities loaned (Note 2)	4,771
TOTAL INCOME	2,780,746
Expenses:
Investment adviser fee (Note 5)	425,414
Administrative fee (Note 5)	57,718
Custodian fees	3,975
Transfer agent fees	6,957
Directors’/Trustees’ fees (Note 5)	842
Auditing fees	14,709
Legal fees	5,649
Portfolio accounting fees	42,385
Distribution services fee (Note 5)	14,890
Printing and postage	13,560
Miscellaneous (Note 5)	11,176
TOTAL EXPENSES	597,275
Waiver of investment adviser fee (Note 5)	(54,234)
Net expenses	543,041
Net investment income	2,237,705
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(440,426)
Net realized loss on futures contracts	(52,391)
Net change in unrealized depreciation of investments	(249,229)
Net change in unrealized appreciation of futures contracts	(181,456)
Net realized and unrealized gain (loss) on investments and futures contracts	(923,502)
Change in net assets resulting from operations	$1,314,203
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,237,705	$4,241,009
Net realized gain (loss)	(492,817)	(1,609,889)
Net change in unrealized appreciation/depreciation	(430,685)	5,957,910
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,314,203	8,589,030
Distributions to Shareholders:
Primary Shares	(3,912,193)	(3,525,781)
Service Shares	(328,726)	(302,937)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,240,919)	(3,828,718)
Share Transactions:
Proceeds from sale of shares	4,356,830	6,077,305
Net asset value of shares issued to shareholders in payment of distributions declared	4,240,916	3,828,715
Cost of shares redeemed	(8,638,069)	(17,801,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,323)	(7,895,431)
Change in net assets	(2,967,039)	(3,135,119)
Net Assets:
Beginning of period	144,494,798	147,629,917
End of period	$141,527,759	$144,494,798
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $54,234 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $6,081,092. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,196,848	$1,241,460
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(33,579)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(52,391)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(181,456)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	397,630	$3,976,621	600,606	$5,898,833
Shares issued to shareholders in payment of distributions declared	397,580	3,912,193	363,483	3,525,780
Shares redeemed	(741,852)	(7,383,733)	(1,684,684)	(16,501,494)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	53,358	$505,081	(720,595)	$(7,076,881)
	Six Months Ended 6/30/2024		Year Ended 12/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	37,844	$380,209	18,252	$178,472
Shares issued to shareholders in payment of distributions declared	33,407	328,723	31,230	302,935
Shares redeemed	(125,749)	(1,254,336)	(133,109)	(1,299,957)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(54,498)	$(545,404)	(83,627)	$(818,550)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,140)	$(40,323)	(804,222)	$(7,895,431)
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $148,209,149. The net unrealized depreciation of investments for federal tax purposes was $6,965,653. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $553,212 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,518,865. The amounts presented are inclusive of derivative contracts.
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As of December 31, 2023, the Fund had a capital loss carryforward of $2,056,817 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$207,915	$1,848,902	$2,056,817
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2024, the Adviser voluntarily waived $54,234 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$14,890
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2024, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$14,133,179
Sales	$16,984,787
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
25

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
26

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—69.0%
	Federal Home Loan Mortgage Corporation—18.8%
$5,680,325	2.000%, 1/1/2052	$ 4,465,619
1,700,089	2.000%, 1/1/2052	1,354,598
1,266,417	2.500%, 9/1/2050	1,047,027
1,168,714	2.500%, 1/1/2052	970,632
2,419,518	2.500%, 4/1/2052	2,012,842
389,123	3.500%, 6/1/2052	349,241
1,329,301	3.500%, 7/1/2052	1,189,733
48,356	4.000%, 12/1/2047	44,926
557,667	4.000%, 9/1/2052	510,749
1,046,074	4.500%, 11/1/2037	1,022,691
146,228	5.000%, 1/1/2034	145,712
42,999	5.000%, 5/1/2034	42,839
34,835	5.000%, 4/1/2036	34,760
13,021	5.000%, 5/1/2036	12,991
7,819	5.000%, 6/1/2036	7,802
32,733	5.000%, 6/1/2040	32,719
258,669	5.500%, 5/1/2034	262,127
10,810	5.500%, 12/1/2035	10,980
60,059	5.500%, 2/1/2036	61,106
43,668	5.500%, 5/1/2036	44,388
2,920	5.500%, 5/1/2036	2,975
4,642	5.500%, 5/1/2036	4,725
3,227	5.500%, 6/1/2036	3,289
839	5.500%, 6/1/2036	854
38,433	5.500%, 11/1/2037	39,165
68,415	5.500%, 1/1/2038	69,707
308,718	5.500%, 5/1/2038	309,419
2,986	6.000%, 1/1/2032	3,032
9,502	6.000%, 2/1/2032	9,673
42,292	6.000%, 4/1/2036	43,453
5,047	6.000%, 5/1/2036	5,186
123,649	6.000%, 6/1/2037	127,950
7,017	6.000%, 7/1/2037	7,249
2,298	6.500%, 3/1/2029	2,339
1,438	6.500%, 6/1/2029	1,463
800	6.500%, 7/1/2029	814
265	6.500%, 9/1/2029	270
663	7.000%, 12/1/2029	682
200	7.000%, 6/1/2030	206
88	7.000%, 11/1/2030	91
131,813	7.000%, 4/1/2032	137,571
4,793	7.500%, 1/1/2031	5,006
924	8.500%, 5/1/2030	965
35	9.000%, 2/1/2025	35
	TOTAL	14,399,601
	Federal National Mortgage Association—29.3%
2,049,236	2.000%, 7/1/2050	1,619,984
852,977	2.000%, 7/1/2051	672,705
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,768,165	2.000%, 8/1/2051	$ 1,403,314
848,661	2.000%, 2/1/2052	670,097
1,815,767	2.000%, 2/1/2052	1,427,475
723,680	2.000%, 2/1/2052	573,448
397,352	2.500%, 9/1/2036	359,262
1,181,264	2.500%, 9/1/2050	974,041
561,345	2.500%, 10/1/2051	463,923
801,866	2.500%, 1/1/2052	660,822
630,498	2.500%, 2/1/2052	516,050
674,878	2.500%, 3/1/2052	552,375
32,260	3.000%, 2/1/2047	28,296
550,823	3.000%, 2/1/2048	473,844
1,768,005	3.000%, 2/1/2048	1,545,786
789,044	3.000%, 5/1/2051	672,240
1,432,197	3.000%, 2/1/2052	1,223,094
1,051,645	3.000%, 6/1/2052	907,798
584,505	3.000%, 6/1/2052	498,125
1,347,476	3.500%, 8/1/2037	1,273,048
1,366,881	3.500%, 9/1/2037	1,291,381
306,097	3.500%, 12/1/2047	276,350
777,465	3.500%, 1/1/2048	696,565
884,678	3.500%, 11/1/2050	797,668
594,586	3.500%, 6/1/2052	530,300
119,338	4.500%, 10/1/2041	116,151
800,781	4.500%, 2/1/2053	756,608
112,938	5.000%, 7/1/2034	112,556
13,491	5.000%, 11/1/2035	13,460
64,407	5.500%, 9/1/2034	65,381
17,648	5.500%, 1/1/2036	17,946
32,509	5.500%, 4/1/2036	33,058
922,685	5.500%, 6/1/2053	910,460
960	6.000%, 7/1/2029	967
816	6.000%, 5/1/2031	830
4,898	6.000%, 5/1/2036	5,042
81,773	6.000%, 7/1/2036	84,393
1,978	6.000%, 7/1/2036	2,042
21,391	6.000%, 9/1/2037	22,095
18,320	6.000%, 11/1/2037	18,975
11,212	6.000%, 12/1/2037	11,455
1,109	6.500%, 6/1/2029	1,129
80	6.500%, 7/1/2029	82
127	6.500%, 7/1/2029	129
1,592	6.500%, 7/1/2029	1,621
99	6.500%, 7/1/2029	101
52	6.500%, 8/1/2029	53
2,705	6.500%, 9/1/2030	2,763
11,712	6.500%, 6/1/2031	12,015
9,132	6.500%, 4/1/2032	9,417
872	7.000%, 10/1/2029	897
8,207	7.000%, 10/1/2029	8,447
2,951	7.000%, 11/1/2030	3,058
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 64,293		7.000%, 4/1/2032	$ 67,063
322		7.500%, 8/1/2028	330
93		7.500%, 9/1/2028	95
2,403		7.500%, 2/1/2030	2,502
1,183		8.000%, 7/1/2030	1,220
		TOTAL	22,390,332
		Government National Mortgage Association—20.3%
1,748,944		2.000%, 6/20/2052	1,415,834
2,528,409		2.500%, 6/20/2051	2,127,718
1,129,259		3.000%, 7/20/2051	985,338
941,822		3.500%, 1/20/2048	852,548
480,068		3.500%, 5/20/2052	430,513
936,359		4.000%, 10/20/2052	865,220
932,755		4.000%, 12/20/2052	861,744
178,380		4.500%, 6/20/2039	173,987
145,152		4.500%, 10/15/2039	141,230
204,432		4.500%, 8/20/2040	199,370
908,095		4.500%, 10/20/2052	863,995
104,446		5.000%, 7/15/2034	103,731
884,666		5.000%, 9/20/2052	862,458
853,775		5.500%, 10/20/2052	847,192
1,452,262		5.500%, 9/20/2053	1,441,973
6,361		6.000%, 4/15/2032	6,417
17,065		6.000%, 5/15/2032	17,343
64,225		6.000%, 4/15/2036	65,728
57,646		6.000%, 5/15/2036	58,987
15,137		6.000%, 7/20/2036	15,597
15,801		6.000%, 5/20/2037	16,319
93,835		6.000%, 7/20/2038	97,140
972,595		6.000%, 10/20/2052	977,911
1,939,212		6.000%, 10/20/2053	1,948,145
253		6.500%, 6/15/2029	256
1,954		6.500%, 7/20/2031	1,997
1,854		6.500%, 8/20/2031	1,894
17,387		6.500%, 10/15/2031	17,757
17,831		6.500%, 12/15/2031	18,200
1,848		6.500%, 4/15/2032	1,885
13,729		6.500%, 5/15/2032	14,035
124,799		6.500%, 5/15/2032	127,736
243		7.500%, 10/15/2029	250
1,777		7.500%, 3/20/2030	1,826
672		8.000%, 4/15/2030	698
		TOTAL	15,562,972
	[1]	Uniform Mortgage-Backed Securities, TBA—0.6%
500,000		4.000%, 7/1/2054	457,422
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,358,764)	52,810,327
		U.S. TREASURIES—15.8%
		U.S. Treasury Bonds—7.9%
1,000,000		2.750%, 8/15/2042	768,595
300,000		2.875%, 11/15/2046	225,189
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$1,750,000		3.375%, 5/15/2044	$ 1,457,419
600,000		3.375%, 11/15/2048	487,286
500,000		3.625%, 5/15/2053	425,600
300,000		4.000%, 11/15/2052	273,330
500,000		4.125%, 8/15/2053	465,680
1,900,000		4.500%, 2/15/2036	1,933,242
		TOTAL	6,036,341
		U.S. Treasury Notes—7.9%
800,000		0.625%, 3/31/2027	719,483
2,400,000		0.625%, 11/30/2027	2,109,563
1,000,000		3.500%, 1/31/2028	968,359
500,000		3.500%, 1/31/2030	478,789
500,000		4.625%, 11/15/2026	499,733
1,250,000		4.875%, 10/31/2028	1,273,242
		TOTAL	6,049,169
		TOTAL U.S. TREASURIES (IDENTIFIED COST $12,495,991)	12,085,510
		ASSET-BACKED SECURITIES—5.3%
		Auto Receivables—0.1%
91,773		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	91,145
		Credit Card—1.3%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	999,422
		Single Family Rental Securities—1.2%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	535,976
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	395,269
		TOTAL	931,245
		Student Loans—2.7%
143,894		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	130,691
300,807		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	272,327
152,257		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	140,262
561,962		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	481,605
721,758		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	630,222
371,306	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.543% (CME Term SOFR 1 Month +1.214%), 7/15/2053	370,855
		TOTAL	2,025,962
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,346,476)	4,047,774
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.3%
		Agency Commercial Mortgage-Backed Securities—4.3%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	422,592
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	903,226
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	923,626
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,003,674
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,253,118
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Government National Mortgage Association—0.4%
343,766		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	319,488
		Non-Agency Mortgage-Backed Securities—2.6%
512,632		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	442,865
1,044,872	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.973% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	983,246
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$ 564,505	JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	$ 560,932
	TOTAL	1,987,043
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,404,794)	2,306,531
	GOVERNMENT AGENCY—1.6%
	Federal Farm Credit System—1.6%
1,250,000	5.375%, 5/1/2026 (IDENTIFIED COST $1,250,000)	1,250,991
	REPURCHASE AGREEMENT—1.4%
1,037,000	Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,211,277,770. (IDENTIFIED COST $1,037,000)	1,037,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $79,136,299)[3]	76,791,251
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(284,523)
	TOTAL NET ASSETS—100%	$76,506,728
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	33	$6,739,219	September 2024	$17,118
United States Treasury Notes 10-Year Long Futures	15	$1,649,766	September 2024	$15,085
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	15	$1,702,969	September 2024	$(16,111)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,092
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Financial Statements and Additional Information
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$52,810,327	$—	$52,810,327
U.S. Treasuries	—	12,085,510	—	12,085,510
Asset-Backed Securities	—	4,047,774	—	4,047,774
Commercial Mortgage-Backed Securities	—	3,253,118	—	3,253,118
Collateralized Mortgage Obligations	—	2,306,531	—	2,306,531
Government Agencies	—	1,250,991	—	1,250,991
Repurchase Agreement	—	1,037,000	—	1,037,000
TOTAL SECURITIES	$—	$76,791,251	$—	$76,791,251
Other Financial Instruments:[1]
Assets	$32,203	$—	$—	$32,203
Liabilities	(16,111)	—	—	(16,111)
TOTAL OTHER FINANCIAL INSTRUMENTS	$16,092	$—	$—	$16,092

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.35	$9.20	$10.71	$11.16	$10.87	$10.52
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.30	0.21	0.15	0.20	0.27
Net realized and unrealized gain (loss)	(0.18)	0.08	(1.54)	(0.38)	0.36	0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.38	(1.33)	(0.23)	0.56	0.61
Less Distributions:
Distributions from net investment income	(0.33)	(0.23)	(0.18)	(0.22)	(0.27)	(0.26)
Net Asset Value, End of Period	$8.92	$9.35	$9.20	$10.71	$11.16	$10.87
Total Return[2]	(1.08)%	4.19%	(12.55)%	(2.04)%	5.21%	5.90%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.85%[4]	3.29%	2.12%	1.34%	1.79%	2.49%
Expense waiver/reimbursement[5]	0.16%[4]	0.14%	0.13%	0.09%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,507	$84,042	$91,840	$114,594	$130,306	$116,935
Portfolio turnover[6]	10%	74%	122%	166%	139%	65%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	7%	65%	96%	31%	37%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including (identified cost $79,163,189)	$76,791,251
Cash	458
Due from broker (Note 2)	38,775
Income receivable	354,561
Receivable for shares sold	953
Receivable for variation margin on futures contracts	4,157
Total Assets	77,190,155
Liabilities:
Payable for investments purchased	506,209
Payable for shares redeemed	154,778
Payable for investment adviser fee (Note 5)	2,757
Payable for administrative fee (Note 5)	489
Accrued expenses (Note 5)	19,194
Total Liabilities	683,427
Net assets for 8,572,634 shares outstanding	$76,506,728
Net Assets Consist of:
Paid-in capital	$90,377,398
Total distributable earnings (loss)	(13,870,670)
Total Net Assets	$76,506,728
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$76,506,728 ÷ 8,572,634 shares outstanding, no par value, unlimited shares authorized	$8.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$1,043,538
Expenses:
Investment adviser fee (Note 5)	237,196
Administrative fee (Note 5)	31,991
Custodian fees	8,052
Transfer agent fees	4,706
Directors’/Trustees’ fees (Note 5)	709
Auditing fees	13,428
Legal fees	5,650
Portfolio accounting fees	50,511
Printing and postage	9,693
Miscellaneous (Note 5)	10,501
TOTAL EXPENSES	372,437
Waiver of investment adviser fee (Note 5)	(62,141)
Net expenses	310,296
Net investment income	733,242
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(324,515)
Net realized loss on futures contracts	(23,039)
Net change in unrealized depreciation of investments	(1,356,638)
Net change in unrealized appreciation of futures contracts	(34,296)
Net realized and unrealized gain (loss) on investments and futures contracts	(1,738,488)
Change in net assets resulting from operations	$(1,005,246)
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$733,242	$2,822,506
Net realized gain (loss)	(347,554)	(4,711,727)
Net change in unrealized appreciation/depreciation	(1,390,934)	5,406,232
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,005,246)	3,517,011
Distributions to Shareholders	(2,822,218)	(2,190,864)
Share Transactions:
Proceeds from sale of shares	2,679,897	4,904,033
Net asset value of shares issued to shareholders in payment of distributions declared	2,822,219	2,190,864
Cost of shares redeemed	(9,210,338)	(16,219,095)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,708,222)	(9,124,198)
Change in net assets	(7,535,686)	(7,798,051)
Net Assets:
Beginning of period	84,042,414	91,840,465
End of period	$76,506,728	$84,042,414
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
11

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $62,141 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash
Semi-Annual Financial Statements and Additional Information
12

based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,785,953 and $1,393,096, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of June 30, 2024, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$16,092*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(23,040)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(34,296)
Semi-Annual Financial Statements and Additional Information
13

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	286,700	539,993
Shares issued to shareholders in payment of distributions declared	317,460	238,917
Shares redeemed	(1,019,883)	(1,773,813)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(415,723)	(994,903)
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $79,136,299. The net unrealized depreciation of investments for federal tax purposes was $2,328,956. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $261,177 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,590,133. The amounts presented are inclusive of derivative contracts.
As of December 31, 2023, the Fund had a capital loss carryforward of $11,849,708 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,232,942	$6,616,766	$11,849,708
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2024, the Adviser voluntarily waived $62,141 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Financial Statements and Additional Information
14

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$995,703
Sales	$4,273,670
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
15

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
16

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
17

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
18

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
19

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Money Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:  Federated Hermes Insurance Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  August 22, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024